UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor, Raleigh, NC	27626
(Address of principal executive offices)	(Zip code)

BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-228-1872

Date of fiscal year end: September 30

Date of reporting period: December 31, 2005

Item 1.	Schedule of Investments.

Large Company Value Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (96.9%)
Consumer Discretionary (7.9%)
Federated Department Stores, Inc. (b)	52,409	$3,476,289
Gannett Co., Inc. (b)	261,000	15,808,770
Mattel, Inc. (b)	404,800	6,403,936
V.F. Corp. (b)	98,250	5,437,155
Walt Disney Co. (The) (b)	660,000	15,820,200
Whirlpool Corp. (b)	48,000	4,020,480

		50,966,830

Consumer Staples (6.1%)
Albertson’s, Inc. (b)	317,720	6,783,322
Altria Group, Inc.	128,590	9,608,245
Kimberly-Clark Corp.	225,500	13,451,075
Sara Lee Corp. (b)	513,010	9,695,889

		39,538,531

Energy (13.4%)
Anadarko Petroleum Corp. (b)	109,500	10,375,125
Burlington Resources, Inc. (b)	70,000	6,034,000
ChevronTexaco Corp.	315,460	17,908,664
ConocoPhillips (b)	308,834	17,967,962
Exxon Mobil Corp. (b)	270,000	15,165,900
Royal Dutch Shell PLC, A Shares, ADR	212,600	13,072,774
Schlumberger, Ltd. (b)	61,000	5,926,150

		86,450,575

Financials (31.4%)
Ambac Financial Group, Inc.	36,000	2,774,160
American International Group, Inc. (b)	105,000	7,164,150
Bank of America Corp. (b)	452,600	20,887,489
Bank of New York Co., Inc. (The)	240,000	7,644,000
Citigroup, Inc.	365,666	17,745,771
Equity Residential, REIT (b)	154,000	6,024,480
Fannie Mae	206,000	10,054,860
Franklin Resources, Inc.	36,000	3,384,360
ING Groep NV, ADR (b)	246,680	8,589,398
J.P. Morgan Chase & Co.	487,772	19,359,671
Lincoln National Corp. (b)	128,900	6,835,567
Merrill Lynch & Company, Inc. (b)	190,000	12,868,700
Northern Trust Corp.	242,718	12,577,647
Old Republic International Corp.	278,000	7,300,280
PNC Financial Services Group, Inc.	207,500	12,829,725
St. Paul Travelers Cos, Inc. (The) (b)	313,500	14,004,045
SunTrust Banks, Inc.	121,000	8,803,960
Washington Mutual, Inc. (b)	323,000	14,050,500
Wells Fargo & Co.	103,800	6,521,754
Willis Group Holdings, Ltd.	93,600	3,457,584

		202,878,101

Health Care (8.9%)
Abbott Laboratories	171,000	6,742,530
Bristol-Myers Squibb Co.	223,080	5,126,378

Cigna Corp. (b)	89,700	10,019,490
HCA, Inc.	150,800	7,615,400
Johnson & Johnson	107,600	6,466,760
Merck & Co., Inc.	308,000	9,797,480
Pfizer, Inc. (b)	295,000	6,879,400
Wyeth	105,000	4,837,350

		57,484,788

Industrials (7.2%)
CSX Corp. (b)	65,200	3,310,204
Emerson Electric Co.	41,370	3,090,339
General Electric Co.	115,000	4,030,750
Parker-Hannifin Corp.	122,000	8,047,120
Phelps Dodge Corp. (b)	22,400	3,222,688
Pitney Bowes, Inc.	171,800	7,258,550
Raytheon Co.	257,500	10,338,625
Textron, Inc.	90,000	6,928,200

		46,226,476

Information Technology (8.0%)
Automatic Data Processing, Inc.	142,400	6,534,736
First Data Corp.	167,000	7,182,670
Hewlett-Packard Co.	450,000	12,883,500
Microsoft Corp.	228,000	5,962,200
Nokia Corp., ADR (b)	530,000	9,699,000
Time Warner, Inc. (b)	544,000	9,487,360

		51,749,466

Materials (4.5%)
Air Products & Chemicals, Inc.	129,700	7,676,943
Alcoa, Inc. (b)	256,000	7,569,920
E.I. DuPont de Nemours & Co.	45,600	1,938,000
Weyerhaeuser Co. (b)	175,500	11,642,670

		28,827,533

Telecommunication Services (4.6%)
AT&T, Inc.	416,837	10,208,338
BellSouth Corp. (b)	210,000	5,691,000
Sprint Nextel Corp.	158,400	3,700,224
Verizon Communications, Inc.	327,000	9,849,240

		29,448,802

Utilities (4.9%)
Dominion Resources, Inc. (b)	89,000	6,870,800
Duke Energy Corp. (b)	237,000	6,505,650
NiSource, Inc. (b)	493,100	10,286,066
SCANA Corp.	36,100	1,421,618
Xcel Energy, Inc.	336,275	6,207,637

		31,291,771

Total Common Stocks (Cost $466,874,808)		624,862,873

Repurchase Agreement (3.2%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $20,393,690 (Collateralized fully by U.S. Government Agencies)	$20,384,517	20,384,517

Total Repurchase Agreement (Cost $20,384,517)		20,384,517

Securities Held as Collateral for Securities on Loan (31.8%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	204,798,731	204,798,731

Total Securities Held as Collateral for Securities on Loan (Cost $204,798,731)		204,798,731

Total (Cost $692,058,056) - 131.9%		$850,046,121

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Large Company Growth Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (97.1%)
Consumer Discretionary (9.5%)
Chico’s FAS, Inc. (a) (b)	54,906	$2,412,021
Coach, Inc. (a)	57,784	1,926,519
eBay, Inc. (a) (b)	41,700	1,803,525
Hershey Co. (The)	62,605	3,458,926
Home Depot, Inc. (a) (b)	90,870	3,678,418
Kohl’s Corp. (a) (b)	97,470	4,737,042
Lowe’s Companies, Inc. (a) (b)	28,355	1,890,144
Nike, Inc., Class B (b)	24,074	2,089,382
Starbucks Corp. (a)	262,481	7,877,054
Target Corp.	33,059	1,817,253
Williams Sonoma, Inc. (a) (b)	49,150	2,120,823

		33,811,107

Consumer Staples (8.9%)
Altria Group, Inc.	49,736	3,716,274
Coca-Cola Co.	86,995	3,506,768
PepsiCo, Inc.	132,827	7,847,419
Procter & Gamble Co.	140,862	8,153,093
Wal-Mart Stores, Inc.	181,038	8,472,578

		31,696,132

Energy (5.6%)
Anadarko Petroleum Corp. (b)	56,402	5,344,090
Apache Corp.	77,516	5,311,396
Baker Hughes, Inc. (b)	96,179	5,845,759
ConocoPhillips (b)	58,959	3,430,235

		19,931,480

Financials (4.8%)
American International Group, Inc. (b)	66,382	4,529,244
CIT Group, Inc.	35,611	1,843,938
Franklin Resources, Inc. (b)	38,706	3,638,751
Goldman Sachs Group, Inc. (The) (b)	28,531	3,643,694
PNC Financial Services Group, Inc.	56,134	3,470,765

		17,126,392

Health Care (20.4%)
Abbott Laboratories	108,300	4,270,269
Amgen, Inc. (a) (b)	95,562	7,536,019
Caremark Rx, Inc. (a)	90,277	4,675,446
Genentech, Inc. (a) (b)	37,400	3,459,500
Genzyme Corp. (a) (b)	44,111	3,122,177
Gilead Sciences, Inc. (a) (b)	79,399	4,178,769
Johnson & Johnson (b)	180,044	10,820,645
Medco Health Solutions, Inc. (a)	66,796	3,727,217
Medtronic, Inc.	131,455	7,567,864
Novartis AG, ADR (b)	80,900	4,245,632
Pfizer, Inc.	148,896	3,472,255
UnitedHealth Group, Inc.	105,139	6,533,337
Wellpoint, Inc. (a)	46,131	3,680,792
Wyeth	107,500	4,952,525

		72,242,447

Industrials (19.4%)
Boeing Co. (b)	69,861	4,907,037
Caterpillar, Inc. (b)	93,597	5,407,099
Danaher Corp. (b)	34,976	1,950,961
Dow Chemical Co. (The)	95,379	4,179,508
FedEx Corp. (b)	20,733	2,143,585
General Electric Co.	429,809	15,064,804
Honeywell International, Inc. (b)	67,700	2,521,825
Illinois Tool Works, Inc. (b)	45,518	4,005,129
Monster Worldwide, Inc. (a) (b)	151,083	6,167,207
National Semiconductor Corp. (b)	178,146	4,628,233
Phelps Dodge Corp.	37,056	5,331,247
Precision Castparts Corp.	70,601	3,657,838
United Parcel Service, Inc., Class B	47,904	3,599,986
United Technologies Corp.	96,071	5,371,330

		68,935,789

Information Technology (27.6%)
3M Co.	76,443	5,924,333
Apple Computer, Inc. (a)	28,619	2,057,420
Cisco Systems, Inc. (a) (b)	465,710	7,972,955
Corning, Inc. (a)	195,198	3,837,593
Dell, Inc. (a)	117,650	3,528,324
EMC Corp. (a)	135,836	1,850,086
Google, Inc . (a) (b)	9,173	3,805,511
IBM Corp. (b)	98,306	8,080,753
Intel Corp.	480,291	11,988,063
Microsoft Corp.	567,040	14,828,096
Motorola, Inc. (b)	303,989	6,867,112
Nokia Corp., ADR (b)	153,104	2,801,803
Oracle Corp. (a) (b)	531,500	6,489,615
QUALCOMM, Inc.	92,520	3,985,762
Texas Instruments, Inc.	176,492	5,660,098
Time Warner, Inc.	360,799	6,292,335
Yahoo!, Inc. (a) (b)	47,266	1,851,882

		97,821,741

Telecommunication Services (0.9%)
Sprint Nextel Corp.	142,898	3,338,097

Total Common Stocks (Cost $292,038,289)		344,903,185

Repurchase Agreement (2.9%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $10,130,998 (Collateralized fully by U.S. Government Agencies)	$10,126,441	10,126,441

Total Repurchase Agreement (Cost $10,126,441)		10,126,441

Securities Held as Collateral for Securities on Loan (28.2%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	100,372,707	100,372,707

Total Securities Held as Collateral for Securities on Loan (Cost $100,372,707)		100,372,707

Total (Cost $402,537,437) - 128.2%		$455,402,333

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Mid Cap Value Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (97.8%)
Advertising (5.4%)
Interpublic Group of Cos., Inc. (a) (b)	417,200	$4,025,980
Lamar Advertising Co. (a) (b)	128,300	5,919,762
Live Nation	0	3

		9,945,745

Computer Software (8.3%)
BMC Software, Inc. (a) (b)	200,700	4,112,343
Computer Sciences Corp. (a)	113,100	5,727,384
CSG Systems International, Inc. (a)	165,900	3,702,888
Unisys Corp. (a)	315,400	1,838,782

		15,381,397

Consumer Discretionary (10.4%)
Big Lots, Inc. (a) (b)	355,000	4,263,550
Gannett Co., Inc.	41,800	2,531,826
Lexmark International, Inc. (a) (b)	102,100	4,577,143
Sherwin-Williams Co. (b)	77,300	3,510,966
Speedway Motorsports, Inc.	125,500	4,351,085

		19,234,570

Energy (4.9%)
Alliant Energy Corp.	159,700	4,477,988
Forest Oil Corp. (a)	103,000	4,693,710

		9,171,698

Financials (32.9%)
Aon Corp. (b)	134,150	4,822,693
Assurant, Inc. (b)	122,100	5,310,129
Cincinnati Financial Corp.	142,200	6,353,495
Endurance Specialty Holdings, Ltd. (b)	104,950	3,762,458
Hudson City Bancorp, Inc.	90,200	1,093,224
Huntington Bancshares, Inc.	115,300	2,738,375
KeyCorp (b)	112,200	3,694,746
Leucadia National Corp. (b)	142,700	6,772,541
MBIA, Inc. (b)	63,100	3,796,096
Mercury General Corp. (b)	61,400	3,574,708
MoneyGram International, Inc.	146,150	3,811,592
Protective Life Corp.	124,400	5,444,988
StanCorp Financial Group, Inc.	86,800	4,335,660
Waddell and Reed Financial, Inc.	177,100	3,713,787
Washington Federal, Inc.	81,700	1,878,283

		61,102,775

Health Care (9.9%)
King Pharmaceuticals, Inc. (a)	177,800	3,008,376
Mylan Laboratories, Inc.	100,000	1,996,000
Omnicare, Inc. (b)	48,700	2,786,614
QLT, Inc. (a) (b)	314,000	1,997,040
STERIS Corp.	123,300	3,084,966
Viad Corp.	76,600	2,246,678
Watson Pharmaceuticals, Inc. (a) (b)	101,700	3,306,267

		18,425,941

Industrials (17.2%)
Crane Co.	126,200	4,451,074
Delta Pine & Land Co.	158,900	3,656,289
Lafarge North America, Inc. (b)	25,200	1,386,504
Lear Corp. (b)	135,600	3,859,176
Leggett & Platt, Inc.	287,425	6,599,278
R.H. Donnelley Corp. (a) (b)	64,800	3,992,976
SPX Corp. (b)	87,000	3,981,990
Valspar Corp.	161,400	3,981,738

		31,909,025

Information Technology (6.3%)
Polycom, Inc. (a)	158,400	2,423,520
Serono SA, ADR	251,250	4,989,825
Synopsys, Inc. (a) (b)	196,700	3,945,802
Tetra Tech, Inc. (a)	26,300	412,121

		11,771,268

Telecommunication Services (2.5%)
Clear Channel Communications, Inc. (b)	150,050	4,719,073

Total Common Stocks (Cost $176,010,436)		181,661,492

Repurchase Agreement (3.5%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $6,574,628 (Collateralized fully by U.S. Government Agencies)	$6,571,671	6,571,671

Total Repurchase Agreement (Cost $6,571,671)		6,571,671

Securities Held as Collateral for Securities on Loan (32.2%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	59,728,631	59,728,631

Total Securities Held as Collateral for Securities on Loan (Cost $59,728,631)		59,728,631

Total (Cost $242,310,738) - 133.5%		$247,961,794

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Mid Cap Growth Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (98.9%)
Consumer Discretionary (13.4%)
Abercrombie & Fitch Co., Class A (b)	35,500	$2,313,890
Advance Auto Parts, Inc. (a) (b)	44,550	1,936,143
Carter’s, Inc. (a)	36,000	2,118,600
Chico’s FAS, Inc. (a) (b)	55,300	2,429,329
Coach, Inc. (a)	65,000	2,167,100
Getty Images, Inc. (a) (b)	22,000	1,963,940
Harman International Industries, Inc. (b)	14,500	1,418,825
Starwood Hotels & Resorts Worldwide, Inc.	25,000	1,596,500
Urban Outfitters, Inc. (a)	101,000	2,556,310

		18,500,637

Energy (13.5%)
Arch Coal, Inc. (b)	27,000	2,146,500
Cal Dive International, Inc. (a) (b)	54,000	1,938,060
Cameco Corp.	35,000	2,218,650
Chesapeake Energy Corp. (b)	73,000	2,316,290
Cooper Cameron Corp. (a) (b)	56,000	2,318,400
Grant Prideco, Inc. (a) (b)	58,000	2,558,960
National-Oilwell Varco, Inc. (a)	21,900	1,373,130
Peabody Energy Corp.	30,000	2,472,600
Rowan Cos., Inc.	37,000	1,318,680
XTO Energy, Inc.	1	44

		18,661,314

Financials (8.7%)
Affiliated Managers Group, Inc. (a) (b)	35,000	2,808,750
Ameritrade Holding Corp. (a) (b)	97,000	2,328,000
Chicago Mercantile Exchange Holdings, Inc. (b)	7,500	2,756,175
Legg Mason, Inc. (b)	21,500	2,573,335
T. Rowe Price Group, Inc.	22,000	1,584,660

		12,050,920

Health Care (18.7%)
Aetna, Inc. (b)	23,500	2,216,285
Caremark Rx, Inc. (a)	50,000	2,589,500
Celgene Corp. (a) (b)	49,000	3,175,200
Cerner Corp. (a) (b)	16,500	1,500,015
Covance, Inc. (a)	44,000	2,136,200
Coventry Health Care, Inc. (a)	35,000	1,993,600
Dade Behring Holdings, Inc.	64,000	2,616,960
Genzyme Corp. (a)	30,000	2,123,400
Humana, Inc. (a) (b)	31,000	1,684,230
Omnicare, Inc. (b)	34,000	1,945,480
ResMed, Inc. (a) (b)	61,000	2,336,910
Varian Medical Systems, Inc. (a) (b)	26,500	1,334,010

		25,651,790

Industrials (14.0%)
Canadian Pacific Railway, Ltd. (b)	35,000	1,468,250
Gol-Linhas Aereas Inteligentes, ADR (b)	98,000	2,764,580

Goodrich Corp.	34,500	1,417,950
JLG Industries, Inc. (b)	37,000	1,689,420
Joy Global, Inc.	66,000	2,640,000
Monster Worldwide, Inc. (a) (b)	60,000	2,449,200
Precision Castparts Corp.	48,000	2,486,880
Rockwell Automation, Inc.	26,000	1,538,160
UTI Worldwide, Inc.	31,500	2,924,460

		19,378,900

Information Technology (22.9%)
Advanced Micro Devices, Inc. (a) (b)	61,000	1,866,600
Amphenol Corp., Class A (b)	43,000	1,903,180
ATI Technologies, Inc. (a)	40,000	679,600
AutoDesk, Inc.	50,000	2,147,500
Broadcom Corp., Class A (a) (b)	38,000	1,791,700
CNET Networks, Inc. (a)	94,000	1,380,860
Cognizant Technology Solutions Corp.,	63,000	3,172,050
Class A (a)
Comverse Technology, Inc. (a) (b)	115,000	3,057,850
Harris Corp. (b)	55,500	2,387,055
Intersil Corp., Class A	117,000	2,910,960
Jabil Circuit, Inc. (a) (b)	71,000	2,633,390
Marvell Technology Group, Ltd. (a)	54,000	3,028,860
MEMC Electronic Materials, Inc. (a)	102,000	2,261,340
Varian Semiconductor Equipment Associates, Inc. (a) (b)	50,000	2,196,500

		31,417,445

Materials (2.6%)
Airgas, Inc.	70,000	2,303,000
Florida Rock Industries, Inc. (b)	27,500	1,349,150

		3,652,150

Telecommunication Services (5.1%)
American Tower Corp., Class A (a) (b)	161,000	4,363,100
NII Holdings, Inc. (a) (b)	62,000	2,708,160

		7,071,260

Total Common Stocks (Cost $93,779,428)		136,384,416

Repurchase Agreement (1.5%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $2,092,978 (Collateralized fully by U.S. Government Agencies)	$2,092,037	2,092,037

Total Repurchase Agreement (Cost $2,092,037)		2,092,037

Securities Held as Collateral for Securities on Loan (44.3%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	61,159,293	61,159,293

Total Securities Held as Collateral for Securities on Loan (Cost $61,159,293)		61,159,293

Total (Cost $157,030,758) - 144.7%		$199,635,746

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Small Cap Fund (formerly known as the Small Company Value Fund)

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (88.5%)
Consumer Discretionary (12.9%)
BorgWarner, Inc.	12,120	$734,836
CEC Entertainment, Inc. (a) (b)	8,287	282,089
Deb Shops, Inc.	20,884	620,881
Emmis Communication Corp., Class A (a)	29,600	589,336
Kellwood Co. (b)	32,100	766,549
Lone Star Steakhouse & Saloon, Inc.	12,200	289,628
M.D.C. Holdings, Inc.	5,710	353,906
Michaels Stores, Inc.	4,554	161,075
Nautilus, Inc. (b)	18,096	337,671
Payless ShoeSource, Inc. (a)	12,200	306,220
Polaris Industries, Inc.	8,116	407,423
Stanley Furniture Co., Inc.	24,574	569,625
Strattec Security Corp. (a)	12,407	501,491
Talbots, Inc., (The) (b)	19,583	544,799
Thomas Nelson, Inc.	27,000	665,550
Zale Corp. (a) (b)	11,896	299,184

		7,430,263

Consumer Staples (1.8%)
Fresh Del Monte Produce, Inc. (b)	23,721	540,127
Inter Parfums, Inc.	24,200	434,632
Nutraceutical International Corp. (a)	5,080	68,834

		1,043,593

Energy (6.2%)
Berry Petroleum Co., Class A	7,768	444,330
Cabot Oil & Gas Corp.	7,366	332,207
Forest Oil Corp. (a)	11,006	501,543
Newfield Exploration Co. (a)	5,750	287,903
Oceaneering International, Inc. (a) (b)	13,212	657,693
Oil States International, Inc. (a) (b)	26,019	824,281
Teekay Shipping Corp. (b)	12,132	484,067

		3,532,024

Financials (25.7%)
AmerUs Group Co.	11,348	643,091
Assured Guaranty, Ltd.	25,800	655,062
BRE Properties, Inc., Class A, REIT	19,270	876,400
CNA Surety Corp. (a)	94,440	1,375,992
Colonial BancGroup, Inc.	40,260	958,993
Dime Community Bancshares	44,832	654,996
Downey Financial Corp.	5,680	388,455
First State Bancorp	23,324	559,543
FirstFed Financial Corp. (a) (b)	9,149	498,803
Getty Realty Corp.	9,870	259,482
Heritage Property Investment Trust, REIT	13,480	450,232
Hilb, Rogal & Hobbs Co.	15,992	615,852
Hub International, Ltd.	24,676	636,641
InnKeepers USA Trust, REIT	46,692	747,072

Investment Technology Group, Inc. (a)	13,710	485,882
IPC Holdings, Ltd.	24,050	658,489
Midland Co. (The)	17,542	632,214
Mills Corp. (The), REIT (b)	10,544	442,215
NewAlliance Bancshares, Inc.	59,806	869,579
Peoples Bancorp, Inc.	24,834	708,514
Phoenix Companies, Inc. (The) (b)	43,500	593,340
Protective Life Corp.	10,982	480,682
Triad Guaranty, Inc. (a)	12,120	533,159

		14,724,688

Health Care (6.0%)
Allied Healthcare International, Inc. (a)	87,300	536,022
American Medical Systems Holdings, Inc. (a)	39,100	697,152
Greatbatch, Inc. (a)	18,900	491,589
Invacare Corp.	8,104	255,195
Owens & Minor, Inc.	13,843	381,098
Pediatrix Medical Group, Inc. (a)	6,684	592,002
Sierra Health Services, Inc. (a)	3,105	248,276
West Pharmaceutical Services, Inc.	10,100	252,803

		3,454,137

Industrials (16.8%)
Briggs & Stratton Corp.	20,324	788,367
Curtiss-Wright Corp.	9,940	542,724
EMCOR Group, Inc (a)	8,002	540,375
Esterline Technologies Corp. (a)	16,100	598,759
Gardner Denver, Inc. (a)	11,440	563,992
Genlyte Group, Inc. (a)	12,140	650,340
Gorman-Rupp Co.	18,925	418,432
Granite Construction, Inc. (b)	17,960	644,944
Insituform Technologies, Inc., Class A (a)	17,240	333,939
Kaydon Corp. (b)	16,255	522,436
LaBarge, Inc. (a)	8,500	122,145
Moog, Inc., Class A (a)	22,500	638,550
Mueller Industries, Inc.	22,835	626,136
Oshkosh Truck Corp.	12,540	559,159
Regal-Beloit Corp. (b)	17,938	635,005
Universal Forest Products, Inc.	12,084	667,641
Watson Wyatt Worldwide, Inc., Class A (b)	12,400	345,960
Woodward Governor Co.	5,432	467,206

		9,666,110

Information Technology (10.3%)
Commscope, Inc. (a) (b)	40,700	819,291
Exar Corp. (a)	52,512	657,450
Imation Corp.	30,155	1,389,242
Intersil Corp., Class A	13,630	339,114
Ixia (a)	28,200	416,796
KEMET Corp. (a)	20,888	147,678
Perot Systems Corp., Class A (a)	63,100	892,234
Rimage Corp. (a)	11,385	329,937
SBS Technologies, Inc. (a)	24,120	242,888
TNS, Inc. (a)	35,000	671,300

		5,905,930

Materials (4.4%)
Cambrex Corp.	11,668	219,008
Gibraltar Industries, Inc.	25,327	581,001

Glatfelter	24,945	353,970
Minerals Technologies, Inc. (b)	14,368	803,028
Sensient Technologies Corp.	17,600	315,040
Spartech Corp.	11,640	255,498

		2,527,545

Utilities (4.4%)
AGL Resources, Inc.	16,510	574,713
Empire District Electric Co., (The)	29,760	605,022
Laclede Group, Inc., The	14,368	419,689
Nicor, Inc. (b)	9,230	362,831
UIL Holdings Corp.	11,866	545,717

		2,507,972

Total Common Stocks (Cost $36,027,883)		50,792,262

Exchange Traded Funds (4.2%)
iShares Russell 2000 Growth Index Fund (b)	9,300	647,466
iShares Russell 2000 Index Fund (a)	9,000	600,300
iShares Small Cap 600 Index Fund (b)	10,000	577,700
iShares Small Cap 600/BARRA Growth Index Fund	5,000	580,700

Total Exchange Traded Funds (Cost $2,320,838)		2,406,166

Corporate Bonds (0.3%)
Materials (0.3%)
Mueller Industries, Inc., 6.00%, 11/1/14	$175,000	168,000

Total Corporate Bonds (Cost $175,000)		168,000

Repurchase Agreement (6.4%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $3,690,981 (Collateralized fully by U.S. Government Agencies)	3,689,321	3,689,321

Total Repurchase Agreement (Cost $3,689,321)		3,689,321

Securities Held as Collateral for Securities on Loan (13.1%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	7,489,466	7,489,466

Total Securities Held as Collateral for Securities on Loan (Cost $7,489,466)		7,489,466

Total (Cost $49,702,508) - 112.5%		$64,545,215

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Small Company Growth Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (88.3%)
Consumer Discretionary (11.1%)
bebe stores, inc.	36,000	$505,080
Caribou Coffee Co., Inc. (a) (b)	51,000	512,040
Carter’s, Inc. (a)	13,100	770,935
Charlotte Russe Holding, Inc. (a)	30,000	624,900
Citi Trends, Inc. (a) (b)	15,000	640,350
Jos. A. Bank Clothiers, Inc. (a)	17,800	772,698
Nautilus, Inc. (b)	25,350	473,031
Orient Express Hotels, Ltd., Class A	22,750	717,080
True Religion Apparel, Inc (a) (b)	37,000	569,800

		5,585,914

Consumer Staples (1.0%)
United Natural Foods, Inc. (a)	19,000	501,600

Energy (6.9%)
Atwood Oceanics, Inc. (a) (b)	11,000	858,330
Foundation Coal Holdings, Inc.	22,000	836,000
Pioneer Drilling Co. (a)	33,200	595,276
Superior Energy Services, Inc. (a) (b)	28,000	589,400
Todco, Class A	16,000	608,960

		3,487,966

Financials (7.4%)
Fidelity Bankshares, Inc.	27,950	913,965
GFI Group, Inc. (a)	24,500	1,162,035
InnKeepers USA Trust, REIT	51,000	816,000
Prosperity Bancshares, Inc.	28,600	821,964

		3,713,964

Health Care (18.4%)
Allscripts Healthcare Solution, Inc. (a) (b)	37,500	502,500
Amedisys, Inc. (a) (b)	24,700	1,043,328
ArthroCare Corp. (a) (b)	24,500	1,032,430
Chemed Corp.	22,000	1,092,960
Cubist Pharmaceuticals, Inc. (a) (b)	35,000	743,750
Cutera, Inc. (a)	20,000	527,200
Healthextras, Inc. (a)	42,250	1,060,475
Palomar Medical Technologies, Inc. (a) (b)	27,800	974,112
PRA International (a)	30,000	844,500
Psychiatric Solutions, Inc. (a) (b)	15,500	910,470
Wellcare Health Plans, Inc. (a) (b)	13,500	551,475

		9,283,200

Industrials (16.6%)
American Science & Engineering Inc. (a)	15,000	935,550
BE Aerospace, Inc. (a)	69,000	1,518,000
Forward Air Corp.	23,400	857,610
Genesee & Wyoming, Inc., Class A (a)	25,000	938,750
JLG Industries, Inc. (b)	22,000	1,004,520

Labor Ready, Inc. (a) (b)	36,000	749,520
Moog, Inc., Class A (a)	18,300	519,354
UTI Worldwide, Inc.	12,350	1,146,574
Waste Connections, Inc. (a) (b)	20,000	689,200

		8,359,078

Information Technology (24.6%)
ANSYS, Inc. (a)	18,850	804,707
Arris Group, Inc. (a)	64,000	606,080
Blue Coat Systems, Inc. (a) (b)	16,500	754,380
F5 Networks, Inc. (a) (b)	18,525	1,059,445
Intevac, Inc. (a)	63,000	831,600
Komag, Inc. (a) (b)	15,500	537,230
M-Systems Flash Disk Pioneers Ltd. (a)	24,500	811,440
Micrel, Inc. (a) (b)	70,200	814,320
MICROS Systems, Inc. (a) (b)	23,500	1,135,520
Microsemi Corp. (a) (b)	42,500	1,175,549
NICE-Systems, Ltd. (a)	22,400	1,078,784
Openwave Systems, Inc. (a) (b)	55,900	976,573
Varian Semiconductor Equipment Associates, Inc. (a) (b)	17,000	746,810
WebSideStory, Inc. (a) (b)	59,000	1,069,670

		12,402,108

Telecommunication Services (2.3%)
J2 Global Communications, Inc. (a) (b)	14,500	619,730
ViaSat, Inc. (a)	20,000	534,600

		1,154,330

Total Common Stocks (Cost $34,198,656)		44,488,160

Exchange Traded Funds (9.0%)
iShares Russell 2000 Growth Index Fund (b)	65,000	4,525,300

Total Exchange Traded Funds (Cost $4,459,821)		4,525,300

Repurchase Agreement (2.8%)
U.S. Bank NA, 4.05% dated 12/30/05, maturing 1/3/06, with a maturity value of $1,404,530 (Collateralized fully by U.S. Government Agencies)	$1,403,898	1,403,898

Total Repurchase Agreement (Cost $1,403,898)		1,403,898

Securities Held as Collateral for Securities on Loan (32.0%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	16,108,710	16,108,710

Total Securities Held as Collateral for Securities on Loan (Cost $16,108,710)		16,108,710

Total (Cost $56,171,085) -132.1%		$66,526,068

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

International Equity Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares	Fair Value
Common Stocks (98.7%)
Australia (2.7%)
Banks (0.8%)
National Australia Bank, Ltd.	74,121	$1,760,078

Property & Causulty Insurance (1.1%)
QBE Insurance Group, Ltd.	189,290	2,719,125

Transportation (0.8%)
Qantas Airways, Ltd.	600,959	1,779,393

		6,258,596

Austria (1.0%)
Telecommunications (1.0%)
Telekom Austria AG	104,052	2,340,157

Belgium (2.1%)
Banking & Insurance Services (1.7%)
Fortis	48,667	1,552,510
KBC Groupe SA	26,740	2,489,436

		4,041,946

Chemicals (0.4%)
Solvay SA	8,254	909,610

		4,951,556

Brazil (0.3%)
Oil & Gas (0.3%)
Petroleo Brasileiro SA, ADR	9,800	698,446

China (0.3%)
Telecommunications (0.3%)
China Netcom Group Corp., ADR	11,000	356,840
China Unicom Ltd., ADR	37,000	302,660

		659,500

Denmark (0.3%)
Shipping (0.3%)
A P Moller - Maersk A/S	61	631,231

Finland (1.5%)
Paper & Related Products (0.9%)
UPM - Kymmene, Oyj	103,100	2,020,971

Telecommunications (0.6%)
Nokia, Oyi	77,700	1,420,988

		3,441,959

France (6.9%)
Insurance (1.0%)
Axa	69,230	2,233,887

Oil & Gas (2.4%)
Total SA	21,501	5,400,637

Pharmaceuticals (1.8%)
Sanofi-Aventis SA	48,483	4,246,803

Real Estate (0.4%)
Unibail	7,446	990,673

Telecommunications (1.3%)
France Telecom SA	118,472	2,943,534

		15,815,534

Germany (8.7%)
Automobiles & Trucks (0.5%)
Bayerische Motoren Werke AG	23,712	1,038,510

Banking & Finance (0.9%)
Deutsche Postbank AG	36,754	2,130,906

Biotechnology (0.7%)
Fresenius Medical Care AG	16,331	1,721,230

Diversified Products (0.5%)
Siemens AG	13,689	1,172,658

Electric Utilities (1.5%)
E.On AG	33,289	3,446,285

Insurance (0.2%)
Hannover Rueckversicherungs AG	15,990	564,792

Insurance-Multi-Line (1.7%)
Allianz AG	24,292	3,679,125

Manufacturing (0.7%)
Man AG	29,981	1,599,819

Pharmaceuticals (0.5%)
Schering AG	17,411	1,165,460

Retail (0.6%)
Metro AG	27,358	1,320,928

Telecommunications (0.9%)
Deutsche Telekom AG	111,131	1,849,530
Premiere AG (a)	19,316	338,392

		2,187,922

		20,027,635

Great Britain (21.0%)
Advertising/Marketing (0.4%)
WPP Group PLC	94,374	1,021,076

Banks (4.7%)
Barclays PLC	503,127	5,287,784
Royal Bank of Scotland Group PLC	175,096	5,285,769

		10,573,553

Beverages - Wine & Spirits (1.5%)
Diageo PLC	245,872	3,563,148

Building & Construction (0.2%)
Balfour Beatty PLC	93,192	570,668

Distribution/Wholesale (0.8%)
Wolseley PLC	88,903	1,873,300

Diversified Operations/Commercial (0.2%)
Rentokil Initial PLC	199,165	560,126

Electric - Distribution (0.5%)
Scottish & Southern Energy PLC	62,819	1,095,680

Financial Services (0.4%)
Collins Stewart Tullett	82,671	846,106

Gas & Electric Utility (0.1%)
Centrica PLC	57,684	252,769

Insurance (1.5%)
Prudential Corp. PLC	376,972	3,566,372

Media (0.2%)
ITV PLC	284,224	550,007

Oil & Gas (2.7%)
BP PLC	585,797	6,237,243

Research & Development (0.4%)
Taylor Nelson Sofres PLC	243,567	941,614

Retail - Apparel (0.6%)
Burberry Group PLC	23,353	172,631

GUS PLC (a)	65,848	1,168,899

		1,341,530

Retail - Building (0.8%)
Kingfisher PLC	426,376	1,740,018

Retail - Consumer Electronics (0.4%)
Kesa Electricals PLC	200,801	898,037

Retail - Food (1.6%)
Tesco PLC	655,870	3,739,867

Telecommunications (3.0%)
Vodafone Group PLC	3,109,106	6,711,724

Tobacco (1.0%)
Gallaher Group PLC	153,519	2,317,203

		48,400,041

Hong Kong (1.6%)
Manufacturing - Consumer Goods (0.3%)
Yue Yuen Industrial Holdings, Ltd.	232,500	649,215

Real Estate (0.5%)
Sun Hung Kai Properties, Ltd.	108,000	1,051,668

Retail - Diversified (0.4%)
Esprit Asia Holdings, Ltd.	144,500	1,026,898

Telecommunications (0.4%)
Hutchison Telecommunications (a)	648,000	936,054

		3,663,835

India (0.8%)
Banking & Insurance Services (0.4%)
ICICI Bank, Ltd., ADR	29,800	858,240

Pharmaceuticals (0.3%)
Dr. Reddy’s Laboratories Ltd., ADR	30,600	660,960

Software (0.1%)
Infosys Technologies Ltd., ADR	3,800	307,268

		1,826,468

Ireland (2.3%)
Banking & Finance (1.6%)
Bank of Ireland	234,298	3,691,370

Building & Construction (0.7%)
CRH PLC	52,171	1,533,987

		5,225,357

Israel (0.3%)
Pharmaceuticals (0.3%)
Teva Pharmaceutical Industries, Ltd., ADR	16,300	701,063

Italy (2.2%)
Banking & Finance (1.4%)
UniCredito Italiano S.p.A.	474,765	3,270,715

Oil & Gas (0.8%)
Eni S.p.A.	66,282	1,838,268

		5,108,983

Japan (22.8%)
Automobiles & Trucks (2.9%)
Honda Motor Company, Ltd.	36,600	2,088,857
Mitsubishi Corp.	111,400	2,465,689
Nissan Motors Co., Inc.	223,400	2,263,933

		6,818,479

Banks (2.7%)
Bank of Yokohama, Ltd. (The)	196,000	1,603,969
Sumitomo Mitsui Financial Group, Inc.	163	1,727,866

Sumitomo Trust & Banking Company, Ltd.	160,000	1,635,007
Takefuji Corp.	22,410	1,522,253

		6,489,095

Brewery (0.6%)
Asahi Breweries, Ltd.	111,900	1,365,537

Building - Residential/Commercial (0.7%)
Sekisui House, Ltd.	129,000	1,623,440

Cosmetics & Toiletries (0.7%)
Kao Corp.	64,000	1,715,061

Diversified Chemicals (2.2%)
Nitto Denko Corp.	34,400	2,680,936
Shin-Etsu Chemical Company, Ltd.	44,200	2,350,187

		5,031,123

Diversified Financials (0.5%)
Nomura Holdings, Inc.	65,200	1,249,593

Electric Products (1.1%)
Funai Electric Company, Ltd.	9,700	1,073,482
Yokogawa Electric Corp.	85,700	1,460,795

		2,534,277

Electronic Components (1.7%)
Murata Manufacturing Company, Ltd.	19,300	1,237,347
NEC Electronics Corp.	9,000	295,370
Rohm Company, Ltd.	22,600	2,458,938

		3,991,655

Finance Services (0.4%)
Aiful Corp.	11,300	943,903

Industrial (0.9%)
East Japan Railway Co.	300	2,063,263

Insurance (0.6%)
Mitsui Sumitomo Insurance Co., Ltd.	119,000	1,456,216

Manufacturing (0.4%)
NTN Corp.	112,000	885,210

Manufacturing-Diversified (0.5%)
NOK Corp.	40,700	1,104,478

Office Equipment (1.2%)
Canon, Inc.	45,700	2,674,101

Oil & Gas (0.7%)
Tokyo Gas Company, Ltd.	341,000	1,515,299

Paper & Related Products (0.4%)
Nippon Unipac Holding	221	884,600

Pharmaceuticals (0.2%)
Astellas Pharma, Inc.	13,100	511,024

Property & Causulty Insurance (0.5%)
Sompo Japan Insurance, Inc.	79,000	1,068,563

Real Estate (0.7%)
Mitsui Fudosan Co., Ltd.	75,000	1,523,278

Retail (0.7%)
AEON Company, Ltd.	65,400	1,663,840

Retail - Automobile (0.8%)
Bridgestone Corp.	85,000	1,769,632

Telecommunications (1.3%)
KDDI Corp.	147	847,693
NTT DoCoMo, Inc.	1,369	2,089,722

		2,937,415

Tobacco (0.4%)
Japan Tobacco, Inc.	62	904,342

		52,723,424

Netherlands (7.4%)
Air Freight & Logistics (1.0%)
TPG NV	73,324	2,291,348

Banking & Finance (3.2%)
ABN AMRO Holding NV	288,380	7,540,529

Electronic Equipment (0.8%)
ASML Holding NV (a)	91,293	1,826,271

Electronics (0.6%)
Koninklijke (Royal) Philips Electronics NV	47,665	1,481,050

Publishing (1.1%)
Reed Elsevier NV	92,893	1,297,496
VNU NV	35,457	1,175,590

		2,473,086

Telecommunications (0.7%)
Koninklijke (Royal) KPN NV	153,083	1,534,798

		17,147,082

Norway (0.9%)
Telecommunications (0.9%)
Telenor ASA	203,400	1,997,991

Singapore (0.1%)
Retail (0.1%)
Jardine Cycle & Carriage, Ltd.	45,000	300,542

South Korea (0.6%)
Banks (0.3%)
Kookmin Bank, ADR (a)	9,200	687,332

Electronics (0.3%)
LG. Philips LCD Co., Ltd., ADR (a)	27,800	596,588

		1,283,920

Spain (2.8%)
Banking & Finance (2.0%)
Banco Santander Central Hispano SA	360,448	4,757,277

Petroleum (0.8%)
Repsol-YPF SA	59,698	1,743,291

		6,500,568

Sweden (1.7%)
Appliances (0.7%)
Electrolux AB, Class B	60,000	1,560,669

Building Materials (0.5%)
Sandvik AB	26,300	1,225,737

Telecommunications (0.5%)
Telefonaktiebolaget LM Ericsson, B Shares	313,000	1,076,333

		3,862,739

Switzerland (10.4%)
Banks (2.7%)
Credit Suisse Group	123,190	6,283,290

Biotechnology (0.5%)
Straumann Holding AG	4,771	1,105,945

Building Materials (0.6%)
Holcim, Ltd.	19,779	1,347,610

Commercial Services & Supplies (0.6%)
Adecco SA	30,059	1,386,705

Food Products (1.0%)
Nestle SA	7,483	2,238,748

Insurance (1.4%)
Swiss Re	44,049	3,225,878

Pharmaceuticals (3.6%)
Actelion, Ltd. (a)	11,806	976,943
Novartis AG	53,952	2,836,012
Roche Holding AG	30,741	4,617,235

		8,430,190

		24,018,366

Total Common Stocks (Cost $177,345,671)		227,584,993

Total (Cost $177,345,671) - 98.7%		$227,584,993

Percentages indicated are based on net assets as of December 31, 2005.

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in USD	Fair Value	Unrealized Appreciation (Depreciation)
Short
British Sterling Pound vs. U.S. Dollar	05/26/06	£1,485,000	$2,576,534	$2,555,871	$20,663
British Sterling Pound vs. U.S. Dollar	05/26/06	815,000	1,421,882	$1,402,717	19,165

Total Short Contracts			$3,998,416	$3,958,588	$39,828

Long
British Sterling Pound vs. U.S. Dollar	05/26/06	£1,480,000	$2,573,454	$2,547,266	$(26,188)
British Sterling Pound vs. U.S. Dollar	05/26/06	820,000	1,409,867	1,408,411	(1,456)

Total Long Contracts			$3,983,321	$3,955,677	$(27,644)

See accompanying legend and notes to schedules of portfolio investments.

Special Opportunities Equity Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (91.0%)
Commercial Services (6.9%)
Cendant Corp.	326,000	$5,623,500
WCI Communities, Inc. (a)	271,500	7,289,775

		12,913,275

Consumer Discretionary (22.2%)
Anheuser-Busch Companies, Inc.	132,500	5,692,200
Comcast Corp., Class A (a)	266,300	6,913,148
Costco Wholesale Corp.	130,500	6,455,835
Hain Celestial Group, Inc. (a)	74,074	1,567,406
News Corp., Class A	425,000	6,608,750
Smithfield Foods, Inc. (a)	266,500	8,154,900
YUM! Brands, Inc.	128,500	6,024,080

		41,416,319

Energy (16.2%)
Apache Corp.	107,200	7,345,344
CONSOL Energy, Inc.	121,030	7,888,735
Pioneer Natural Resources Co.	134,000	6,870,180
Weatherford International, Ltd. (a)	226,000	8,181,200

		30,285,459

Financials (9.2%)
Markel Corp. (a)	14,600	4,628,930
MBIA, Inc.	85,300	5,131,648
Wells Fargo & Co.	118,700	7,457,921

		17,218,499

Health Care (13.3%)
Emdeon Corp. (a)	695,345	5,882,619
Laboratory Corporation of America	108,300	5,831,955
Holdings (a)
Manor Care, Inc.	165,500	6,581,935
MedCath Corp. (a)	358,217	6,644,925

		24,941,434

Industrials (7.9%)
L-3 Communications Holdings, Inc.	97,500	7,249,125
PACCAR, Inc.	109,000	7,546,070

		14,795,195

Information Technology (15.3%)
Activision, Inc. (a)	262,666	3,609,031
ATI Technologies, Inc. (a)	296,500	5,037,535
Fair Issac Corp.	121,965	5,387,194
First Data Corp.	174,400	7,500,944
Symantec Corp. (a)	406,890	7,120,575

		28,655,279

Total Common Stocks (Cost $146,742,093)		170,225,460

Investment Companies (0.3%)
Morgan Stanley Quality Municipal Income Trust	35,800	498,694
Van Kampen Trust for Investment Grade Municipals	10,000	144,700

Total Investment Companies (Cost $612,642)		643,394

Repurchase Agreement (7.7%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $14,399,961 (Collateralized fully by U.S. Government Agencies)	$14,393,484	14,393,484

Total Repurchase Agreement (Cost $14,393,484)		14,393,484

Total (Cost $161,748,219) - 99.0%		$185,262,338

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Equity Income Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Common Stocks (87.3%)
Consumer Staples (13.4%)
Altria Group, Inc.	25,500	$1,905,360
Diageo PLC, ADR	43,000	2,506,900
General Mills, Inc.	61,700	3,043,044
Kimberly-Clark Corp.	42,145	2,513,949
New York Times Co. (The), Class A	102,000	2,697,900

		12,667,153

Energy (16.5%)
ChevronTexaco Corp.	56,600	3,213,182
ConocoPhillips	54,500	3,170,810
Kinder Morgan, Inc.	26,200	2,409,090
Natural Resource Partners L.P.	60,900	3,060,225
Petroleo Brasileiro SA, ADR	52,000	3,706,040

		15,559,347

Financials (32.3%)
Alliance Capital Management Holding L.P.	59,500	3,361,155
Cincinnati Financial Corp.	55,064	2,460,260
Citigroup, Inc.	68,885	3,342,989
Equity Inns, Inc., REIT	194,000	2,628,700
First Industrial Realty Trust, REIT	86,900	3,345,650
North Fork Bancorporation, Inc.	103,000	2,818,080
U.S. Bancorp	91,500	2,734,935
Washington Real Estate Investment Trust, REIT	121,600	3,690,560
Weingarten Realty Investors, REIT	88,000	3,327,280
XL Capital, Ltd., Class A	40,500	2,728,890

		30,438,499

Health Care (7.3%)
Abbott Laboratories	70,000	2,760,100
Pfizer, Inc.	176,490	4,115,747

		6,875,847

Industrials (3.7%)
General Electric Co.	100,700	3,529,535

Information Technology (3.7%)
Nokia Corp., ADR	191,500	3,504,450

Materials (3.7%)
E.I. DuPont de Nemours & Co.	82,500	3,506,250

Telecommunication Services (3.3%)
AT&T, Inc.	126,800	3,105,332

Utilities (3.4%)
Pinnacle West Capital Corp.	78,000	3,225,300

Total Common Stocks (Cost $74,730,737)		82,411,713

Investment Companies (1.2%)
Van Kampen Municipal Trust	40,300	565,812
Van Kampen Trust for Investment Grade Municipals	36,200	523,814

Total Investment Companies (Cost $1,101,263)		1,089,626

Repurchase Agreement (16.6%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $15,621,018 (Collateralized fully by U.S. Government Agencies)	$15,613,991	15,613,991

Total Repurchase Agreement (Cost $15,613,991)		15,613,991

Total (Cost $91,445,991) - 105.1%		$99,115,330

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Short U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities (25.4%)
Federal Home Loan Mortgage Corporation (13.2%)
5.00%, 12/1/08, Pool # M80714	$659,797	$658,397
4.50%, 12/1/09, Pool # M80791	3,863,838	3,799,101
4.50%, 1/1/10, Pool # M80792	2,044,423	2,007,959
3.50%, 1/15/10, Pool #2663	631,801	629,580
4.00%, 3/1/10, Pool # M80806	2,963,801	2,870,543
4.50%, 1/15/11, Pool #2782	2,680,408	2,666,604
6.50%, 5/1/13, Pool # E00548	323,526	332,334
2.25%, 4/15/16, Series 2613, Class BM, CMO	405,351	403,909
6.00%, 9/1/16, Pool # E01049	872,951	891,149
5.50%, 7/15/17, Series 2808, Class OK, CMO	4,750,000	4,777,223
6.00%, 4/15/18, Series 2504, Class VB, CMO	1,054,910	1,054,372

		20,091,171

Federal National Mortgage Assoc. (12.2%)
3.50%, 3/25/09, Series 2003-92, CMO	1,478,005	1,471,525
4.50%, 1/1/10, Pool # 254626	1,677,343	1,644,784
2.00%, 1/25/11, Series 2003-83, Class AP, CMO	853,674	849,081
4.50%, 9/25/12, Series 2002-82, Class XJ, CMO	1,310,203	1,306,007
6.50%, 8/1/13, Pool # 251901	736,182	757,356
6.00%, 3/1/16, Pool # 253702	565,919	578,461
6.00%, 4/1/16, Pool # 535846	542,363	554,383
6.50%, 4/1/16, Pool # 253706	929,428	956,136
6.00%, 8/1/16, Pool # 545125	386,845	395,441
5.00%, 11/1/17, Pool # 254510	2,087,530	2,068,525
5.00%, 12/1/17, Pool # 254545	2,236,003	2,215,647
4.50%, 3/1/18, Pool # 555292	3,205,691	3,126,565
3.50%, 5/25/31, Series 2003-133, Class PA, CMO	11,977	11,941
2.75%, 6/25/34, Series 2004-W4, Class AI, CMO	2,610,619	2,585,245

		18,521,097

Total Mortgage-Backed Securities (Cost $39,327,816)		38,612,268

U.S. Government Agencies (49.8%)
Federal Farm Credit Bank (4.5%)
3.15%, 9/29/06	2,000,000	1,977,808
3.375%, 7/15/08	5,000,000	4,841,215

		6,819,023

Federal Home Loan Bank (12.9%)
5.125%, 3/6/06 (b)	4,000,000	4,003,112
2.875%, 9/15/06	5,000,000	4,938,515
2.50%, 4/5/07	3,000,000	2,918,046
3.625%, 11/14/08 (b)	8,000,000	7,774,848

		19,634,521

Federal Home Loan Mortgage Corporation (17.3%)
4.875%, 3/15/07 (b)	6,000,000	6,006,726

3.75%, 8/3/07 (b)	7,000,000	6,893,551
3.30%, 9/14/07	5,000,000	4,877,180
3.25%, 2/25/08	4,000,000	3,873,336
3.50%, 4/1/08 (b)	5,000,000	4,869,195

		26,519,988

Federal National Mortgage Assoc. (15.1%)
4.75%, 1/2/07 (b)	5,000,000	4,994,715
2.625%, 1/19/07 (b)	4,000,000	3,913,224
3.875%, 5/15/07 (b)	4,000,000	3,953,248
6.625%, 10/15/07 (b)	8,000,000	8,253,072
3.875%, 7/15/08	2,000,000	1,959,708

		23,073,967

Total U.S. Government Agencies (Cost $77,554,289)		76,047,499

U.S. Treasury Notes (21.2%)
2.50%, 10/31/06 (b)	1,000,000	984,570
3.375%, 2/28/07 (b)	6,000,000	5,926,872
5.50%, 2/15/08	5,000,000	5,111,915
5.625%, 5/15/08 (b)	3,000,000	3,081,798
3.25%, 8/15/08 (b)	7,500,000	7,292,288
3.875%, 1/15/09	1,500,000	1,914,893
4.25%, 10/15/10 (b)	8,000,000	7,958,128

Total U.S. Treasury Notes (Cost $32,691,026)		32,270,464

Repurchase Agreement (2.8%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $4,234,372 (Collateralized fully by U.S. Government Agencies)	4,232,467	4,232,467

Total Repurchase Agreement (Cost $4,232,467)		4,232,467

Securities Held as Collateral for Securities on Loan (47.9%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	72,937,563	72,937,563

Total Securities Held as Collateral for Securities on Loan (Cost $72,937,563)		72,937,563

Total (Cost $226,743,161) - 147.1%		$224,100,261

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Intermediate U.S. Government Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Mortgage-Backed Securities (59.9%)
Federal Home Loan Mortgage Corporation (21.4%)
6.00%, 9/1/08, Pool # M80700	$278,801	$280,479
5.00%, 11/1/09, Pool # M80779	2,579,271	2,570,088
6.50%, 5/1/13, Pool # E00548	323,526	332,334
5.125%, 10/15/15, Series R003, Class - AG	33,928,773	33,685,971
6.00%, 9/1/16, Pool # E01049	1,208,702	1,233,898
6.00%, 5/1/17, Pool # E89746	1,465,748	1,496,174
4.50%, 2/1/18, Pool # E94445	8,735,784	8,520,175
4.50%, 8/15/22, Series 2649, Class - VJ, CMO	6,049,000	5,570,423
5.50%, 12/15/22, Series 2542, Class - DJ, CMO	5,000,000	5,096,137
5.00%, 7/15/23, Series 2638, Class - DH, CMO	2,302,000	2,270,824
7.00%, 8/15/23, Series 1644, Class - L, CMO	1,111,151	1,122,008
5.50%, 2/1/29, Pool # A18613	8,180,223	8,131,388
6.00%, 2/1/31, Pool # CO1153	523,200	529,722
6.50%, 12/1/31, Pool # C01271	713,478	732,654
6.50%, 2/1/32, Pool # C01297	203,355	208,821
5.00%, 10/15/32, Series 2553, Class - DJ, CMO	5,000,000	4,755,085
4.50%, 5/1/34, Pool # A21214	9,751,353	9,194,474
5.00%, 5/1/35, Pool # A35079	8,979,354	8,693,137
5.00%, 7/1/35, Pool # A46182	20,659,095	20,000,586

		114,424,378

Federal National Mortgage Assoc. (30.9%)
6.00%, 10/1/08, Pool # 254041	190,540	191,023
6.00%, 2/1/09, Pool # 254243	422,600	423,794
6.00%, 4/1/13, Pool # 251656	308,754	315,496
6.00%, 11/1/13, Pool # 323363	474,718	485,084
6.50%, 12/1/13, Pool # 555005	356,236	366,292
6.00%, 3/1/16, Pool # 253702	226,367	231,384
6.00%, 4/1/16, Pool # 535846	1,084,726	1,108,766
6.50%, 5/1/16, Pool # 253799	1,065,337	1,095,950
6.00%, 8/1/16, Pool # 545125	515,793	527,254
5.00%, 11/1/17, Pool # 254510	2,087,530	2,068,525
5.00%, 12/1/17, Pool # 254545	2,236,003	2,215,647
5.00%, 1/1/18, Pool # 650205	7,295,611	7,228,043
4.50%, 1/25/18, Series 2002-94, Class - HM, CMO	8,000,000	7,622,966
4.50%, 2/1/18, Pool # 683346	3,236,322	3,149,288
4.50%, 3/1/18, Pool # 555292	6,411,383	6,253,130
6.00%, 1/1/23, Pool # 254633	2,721,681	2,769,502
5.00%, 7/25/25, Series 2003-9, Class - JB, CMO	5,807,400	5,775,468
6.00%, 1/1/29, Pool # 252211	683,824	692,516
5.50%, 8/1/32, Pool # 555954	1,652,639	1,656,668
5.50%, 1/1/33, Pool # 678321	2,666,397	2,647,623
5.79%, 6/25/33, Series 2003-48, Class - KF, CMO *	8,599	8,570

5.00%, 7/1/33, Pool # 724965	4,119,382	4,005,751
5.00%, 8/1/33, Pool # 738751	2,099,982	2,042,396
5.00%, 8/1/33, Pool # 724635	1,741,952	1,693,478
5.00%, 10/1/33, Pool # 753298	1,020,101	992,434
5.50%, 1/1/34, Pool # 757571	2,902,643	2,874,734
4.50%, 9/1/34, Pool # 725866	9,037,688	8,511,433
5.50%, 1/1/35, Pool # 807988	11,457,059	11,346,899
5.50%, 3/1/35, Pool # 787561 (b)	27,682,153	27,415,990
5.50%, 5/1/35, Pool # 825530 (b)	18,874,804	18,693,323
5.50%, 6/1/35, Pool # 825533	15,553,766	15,404,217
5.50%, 9/1/35, Pool # 835787	11,505,507	11,394,882
5.50%, 11/1/35, Pool # 843868	14,970,994	14,827,048

		166,035,574

Government National Mortgage Assoc. (7.6%)
5.50%, 7/15/24, Pool # 631850	1,036,164	1,042,836
6.00%, 6/15/32, Pool # 569838 (b)	3,449,678	3,536,424
5.50%, 7/16/32, Series 2003-1, Class-PE, CMO	5,000,000	4,936,356
6.00%, 6/15/33, Pool #604383 (b)	15,353,444	15,738,518
6.00%, 8/15/34, Pool # 562388 (b)	15,213,564	15,580,019

		40,834,153

Total Mortgage-Backed Securities (Cost $325,400,708)		321,294,105

U.S. Government Agencies (16.5%)
Federal Farm Credit Bank (4.4%)
5.69%, 1/10/08	2,000,000	2,036,930
3.00%, 4/15/08	13,000,000	12,520,768
4.875%, 12/16/15 (b)	9,000,000	9,017,757

		23,575,455

Federal Home Loan Bank (7.6%)
2.45%, 3/23/07 (b)	6,030,000	5,867,226
3.125%, 8/15/07	10,000,000	9,750,760
4.125%, 4/18/08 (b)	5,000,000	4,937,295
4.875%, 8/16/10	20,000,000	19,885,680

		40,440,961

Federal Home Loan Mortgage Corp. (1.9%)
5.875%, 3/21/11	10,000,000	10,420,390

Federal National Mortgage Assoc. (0.9%)
5.125%, 1/2/14	5,000,000	5,008,115

Sovereign (1.7%)
Financing Corp., 8.60%, 9/26/19	500,000	674,255
Tennessee Valley Authority, Series A, 6.79%, 5/23/12	5,000,000	5,533,354
Tennessee Valley Authority, 7.14%, 5/23/12	2,400,000	2,704,486

		8,912,095

Total U.S. Government Agencies (Cost $89,646,036)		88,357,016

U.S. Government Backed Securities (4.0%)
Banking & Financial Services (4.0%)
Private Export Funding, 4.97%, 8/15/13	4,350,000	4,383,778
Private Export Funding, 4.55%, 5/15/15	10,000,000	9,789,650
Private Export Funding, 4.95%, 11/15/15	7,000,000	7,056,133

Total U.S. Government Backed Securities (Cost $21,662,716)		21,229,561

U.S. Treasury Bonds & Notes (19.0%)
6.50%, 10/15/06 (b)	8,000,000	8,121,560
6.50%, 2/15/10 (b)	35,000,000	37,754,885
4.00%, 4/15/10 (b)	10,000,000	9,854,690
4.00%, 2/15/15 (b)	27,000,000	26,177,337
6.25%, 8/15/23 (b)	5,000,000	5,970,705
6.00%, 2/15/26 (b)	7,000,000	8,254,533
5.50%, 8/15/28 (b)	5,000,000	5,622,070

Total U.S. Treasury Bonds & Notes (Cost $101,250,511)		101,755,780

Repurchase Agreement (4.0%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $21,265,851 (Collateralized fully by U.S. Government Obligations)	21,256,286	21,256,286

Total Repurchase Agreement (Cost $21,256,286)		21,256,286

Securities Held as Collateral for Securities on Loan (35.3%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	188,718,022	188,718,022

Total Securities Held as Collateral for Securities on Loan (Cost $188,718,022)		188,718,022

Total (Cost $747,934,279) - 138.7%		$742,610,770

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Total Return Bond Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Principal Amount	Fair Value
Corporate Bonds (45.7%)
Aerospace & Defense (0.4%)
Raytheon Co., 6.15%, 11/1/08	$2,065,000	$2,143,107

Airlines (0.7%)
Southwest Airlines Co., 5.25%, 10/1/14	3,735,000	3,622,016

Auto - Cars/Light Trucks (0.5%)
DaimlerChrysler NA Holdings, 4.875%, 6/15/10 (b)	2,640,000	2,577,662

Banking & Financial Services (36.0%)
Accredited Mortgage Loan Trust, Series 2005-4, Class A2B, 4.53%, 12/25/35 (d) *	3,000,000	2,999,978
Associates Corp. NA, 6.25%, 11/1/08	1,842,000	1,908,085
Bank of America Commercial Mortgage, Inc., Series 2004-6, Class A5, 4.81%, 12/10/42	8,938,000	8,714,400
Bank of America Corp., 4.25%, 10/1/10	3,370,000	3,277,001
Bear Stearns Co., Inc., 5.12%, 9/27/07 *	5,000,000	5,047,945
Bear Stearns Co., Inc., Series MTNB, 4.54%, 1/30/09 *	1,000,000	1,004,814
Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A5, 5.42%, 5/25/33	7,655,000	7,657,309
Chase Issuance Trust, Series 2005-A1, Class A1, 4.38%, 12/15/10 (d) *	5,500,000	5,500,538
CIT Group, Inc., 5.00%, 2/13/14 (b)	1,888,000	1,846,757
CIT Group, Inc., Series MTN, 4.73%, 9/20/07 *	5,050,000	5,066,680
Countrywide Asset-Backed Certificates, Series 2004-12, Class 2AV2, 4.66%, 9/25/33 (d) *	121,635	121,778
Countrywide Asset-Backed Certificates, Series 2004-3, Class 3A3, 4.76%, 8/25/34 (d) *	11,510,000	11,542,286
Countrywide Asset-Backed Certificates, Series 2005-4, Class 3AV2, 4.59%, 10/25/35 (d) *	6,038,000	6,039,063
Credit-Based Asset Servicing and Securitization, Series 2005-CB5, Class AF2, 4.83%, 8/25/35	6,000,000	5,930,828
CS First Boston Mortgage Securities Corp., Series 2004-C1, Class A2, 3.52%, 1/15/37	5,650,000	5,446,718
Discover Card Master Trust I, Series 2000-9, Class A, 6.35%, 7/15/08	9,527,000	9,533,710
First Horizon ABS Trust, Series 2004-HE2, Class A, 4.60%, 2/25/34 *	236,975	237,107
Gatx Financial Corp., 5.125%, 4/15/10	4,965,000	4,915,931

GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, 5.33%, 11/10/45	4,377,000	4,455,094
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 6/10/38	4,548,476	4,592,679
GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A2, 3.91%, 11/10/38	8,040,000	7,722,733
General Electric Capital Corp., Series MTNA, 4.56%, 6/22/07 (b) *	7,000,000	7,008,064
General Electric Capital Corp., Series MTNA, 4.33%, 7/28/08 *	2,095,000	2,098,752
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)	4,844,000	4,357,764
Goldman Sachs Group, Inc., 4.125%, 1/15/08 (b)	2,675,000	2,633,933
Household Automotive Trust, Series 2005-1, Class A4, 4.35%, 6/18/12	3,760,000	3,698,164
HSBC Finance Corp., 4.75%, 7/15/13	3,775,000	3,647,337
Lehman Brothers Holdings, Series MTNG, 4.80%, 3/13/14 (b)	7,045,000	6,878,682
Lehman Brothers, Inc., Series MTNG, 4.29%, 4/20/07 *	5,000,000	5,007,535
MBNA Credit Card Master Note Trust, Series 2003-A3, Class A3, 4.49%, 8/16/10 (d) *	3,400,000	3,408,299
Merrill Lynch & Co., 6.00%, 2/17/09	4,465,000	4,604,469
Morgan Stanley, 4.25%, 5/15/10	3,975,000	3,842,326
Residential Asset Mortgage Products, Inc., Series 2003-RS4, Class AI6, 4.02%, 3/25/33	6,000,000	5,737,171
Residential Asset Securities Corp., Series 2005-KS6, Class A2, 4.53%, 7/25/35 (d) *	9,592,000	9,587,633
Synovus Financial, 4.875%, 2/15/13	3,300,000	3,241,260
Wachovia Corp., 4.28%, 10/28/08 *	4,800,000	4,799,506
Wachovia Corp., 4.375%, 6/1/10 (b)	2,343,000	2,291,969

		176,404,298

Information Technology (2.0%)
IBM Corp., 4.52%, 6/28/07 *	10,000,000	10,004,830

Telecommunications (4.4%)
America Movil SA de CV, 5.75%, 1/15/15 (b)	4,604,000	4,619,654
Motorola, Inc., 7.50%, 5/15/25	8,580,000	10,323,576
Sprint Capital Corp., 6.875%, 11/15/28	5,835,000	6,375,846

		21,319,076

Utilities (1.7%)
American Electric Power, Series C, 5.375%, 3/15/10	5,880,000	5,927,322
General Electric Co., 5.00%, 2/1/13 (b)	2,606,000	2,604,645

		8,531,967

Total Corporate Bonds (Cost $226,235,576)		224,602,956

Mortgage-Backed Securities (34.3%)
Federal Home Loan Mortgage Corp. (9.2%)
6.00%, 10/1/19, Pool # G11679	4,498,609	4,590,565
5.00%, 5/1/20, Pool # B19275	9,155,645	9,065,268
5.50%, 11/1/20, Pool # J02711	2,508,115	2,523,329
4.50%, 6/1/35, Pool # G01842	3,483,864	3,277,735
5.50%, 6/1/35, Pool # A35148 (b)	8,598,774	8,521,743
5.50%, 7/1/35, Pool # A36540	5,222,686	5,175,899
6.00%, 7/1/35, Pool # A36304	2,686,896	2,714,044
5.50%, 8/1/35, Pool # A36652	2,539,758	2,517,007
5.00%, 9/1/35, Pool # A37961	2,739,748	2,652,418
5.50%, 9/1/35, Pool # G08080	1,577,519	1,563,387
5.50%, 12/1/35, Pool # A40359	2,450,199	2,428,249

		45,029,644

Federal National Mortgage Assoc. (13.1%)
6.00%, 10/1/13, Pool # 252061	279,807	286,005
5.50%, 4/1/18, Pool # 685496	395,052	397,627
4.50%, 6/1/19, Pool # 780349	5,494,308	5,346,550
5.00%, 8/1/20, Pool # 832058	635,514	628,751
5.00%, 8/1/20, Pool # 838787	975,053	964,676
5.50%, 11/1/20, Pool # 843972	2,440,806	2,456,718
6.50%, 9/1/34, Pool # 796569	4,028,304	4,132,975
6.50%, 1/1/35, Pool # 809198	2,670,273	2,739,658
6.00%, 2/1/35, Pool # 735269	2,947,016	2,975,018
5.50%, 3/1/35, Pool # 787561 (b)	10,839,719	10,735,494
5.50%, 4/1/35, Pool # 822982	8,080,697	8,009,307
6.00%, 4/1/35, Pool # 735502	1,754,344	1,771,014
6.00%, 4/1/35, Pool # 735503	852,589	860,690
6.00%, 5/1/35, Pool # 821037	7,143,977	7,211,859
7.00%, 6/1/35, Pool # 255820	2,117,298	2,209,164
7.00%, 6/1/35, Pool # 830686	2,956,490	3,084,767
5.00%, 9/1/35, Pool # 757857	2,187,198	2,119,303
5.50%, 10/1/35, Pool # 817568	3,990,765	3,952,520
6.00%, 11/1/35, Pool # 843803	2,406,906	2,429,776
6.00%, 11/1/35, Pool # 817636	2,468,945	2,492,405

		64,804,277

Government National Mortgage Assoc. (12.0%)
6.00%, 1/15/33, Pool # 603914 (b)	2,812,355	2,880,029
6.00%, 8/15/34, Pool # 562388 (b)	6,070,031	6,216,243
5.50%, 4/15/35, Pool # 521279 (b)	10,289,286	10,360,025
5.00%, 1/1/36 (f)	39,961,000	39,424,004

		58,880,301

Total Mortgage-Backed Securities (Cost $170,107,586)		168,714,222

Municipal Bonds (2.1%)
Illinois (0.4%)
Illinois State, 3.75%, 6/1/12	2,200,000	2,067,098

New York (0.5%)
Sales Tax Asset Receivables Corp.,	2,500,000	2,417,350

Series B, 4.06%, 10/15/10, FGIC
Oregon (0.5%)
Oregon School Boards Association,	2,450,000	2,298,419

4.76%, 6/30/28, AMBAC
Texas (0.7%)
Brownsville Texas Utility System, Series B, 4.92%, 9/1/14, AMBAC	3,570,000	3,559,040

Total Municipal Bonds (Cost $10,446,680)		10,341,907

U.S. Government Agencies (13.7%)
Federal Home Loan Bank (5.0%)
4.25%, 9/28/06, Callable 3/28/06 @ 100 (b) *	3,800,000	3,795,573
Series 2, 3.75%, 2/9/07, Callable 2/9/06 @ 100 *	5,000,000	4,971,300
4.25%, 3/24/08, Callable 3/24/06 @ 100 (b)	4,665,000	4,610,891
3.75%, 8/15/08 (b)	5,000,000	4,881,125
Series FB11, 5.875%, 2/15/11 (b)	6,415,000	6,702,738

		24,961,627

Federal Home Loan Mortgage Corp. (2.6%)
4.625%, 8/15/08, Callable 8/15/06 @ 100 (b)	4,850,000	4,825,115
4.125%, 7/12/10 (b)	5,600,000	5,460,850
5.50%, 8/20/19, Callable 8/20/07 @ 100 (b)	2,433,000	2,413,843

		12,699,808

Federal National Mortgage Assoc. (4.4%)
6.625%, 11/15/10 (b)	9,890,000	10,687,718
6.00%, 5/15/11 (b)	10,145,000	10,729,727

		21,417,445

Student Loan Marketing Assoc. (1.7%)
Series MTNA, 4.28%, 1/25/08 *	4,335,000	4,337,783
Series MTNA, 4.00%, 1/15/09	4,125,000	4,014,174

		8,351,957

Total U.S. Government Agencies (Cost $67,751,663)		67,430,837

U.S. Treasury Bonds (8.5%)
8.875%, 8/15/17 (b)	8,405,000	11,679,664
7.875%, 2/15/21 (b)	6,026,000	8,155,341
7.25%, 8/15/22 (b)	16,725,000	21,780,399

Total U.S. Treasury Bonds (Cost $41,750,452)		41,615,404

U.S. Treasury Notes (1.4%)
4.50%, 11/15/10 (b)	1,300,000	1,307,008
4.125%, 5/15/15 (b)	5,555,000	5,433,268

Total U.S. Treasury Notes (Cost $6,766,568)		6,740,276

Repurchase Agreement (1.5%)
U.S. Bank NA, 4.05%, dated 12/30/05, maturing 1/3/06, with a maturity value of $7,522,958 (Collateralized fully by U.S. Government Agencies)	7,519,574	7,519,574

Total Repurchase Agreement (Cost $7,519,574)		7,519,574

Securities Held as Collateral for Securities on Loan (33.4%)
Pool of Various Securities for BB&T Funds - Note 2 - Security Loans	163,912,072	163,912,072

Total Securities Held as Collateral for Securities on Loan (Cost $163,912,072)		163,912,072

Total (Cost $694,490,171) - 140.6%		$690,877,248

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (98.7%)
Kentucky (98.0%)
Education Bonds (25.3%)
Allen County, Kentucky, School District, 5.25%, 4/1/10, Callable 4/1/07 @ 102	$455,000	$474,742
Anderson County, Kentucky, School District financing Corp. School Building Revenue, 4.00%, 12/1/13, FSA	500,000	508,585
Anderson County, Kentucky, School District Financing Corp. School Building Revenue, 4.25%, 12/1/20, Callable 12/1/15 @ 100, FSA	315,000	315,369
Boone County, Kentucky, School District, Series A, 4.875%, 2/1/20, Callable 2/1/12 @ 101	105,000	109,699
Campbell County, Kentucky, School District, 4.25%, 2/1/17, Callable 2/1/13 @ 100, FSA	100,000	101,329
Grant County, Kentucky, School District, 4.00%, 3/1/14	215,000	218,335
Hardin County, Kentucky, School District, 4.00%, 2/1/18	400,000	395,756
Jefferson County, Kentucky, School District, Series A, 5.25%, 1/1/11, Callable 7/1/09 @ 101, FSA	200,000	213,146
Jefferson County, Kentucky, School District, 5.25%, 7/1/11, Callable 1/1/10 @ 101, FSA	250,000	268,675
Jefferson County, Kentucky, School District, 5.50%, 1/1/14, FSA	125,000	139,820
Louisville & Jefferson County, Kentucky, 5.00%, 5/15/10	500,000	531,474
McLean County, Kentucky, School District, 4.90%, 2/1/18, Callable 2/1/08 @ 102	150,000	156,048
Ohio County, Kentucky, School District Finance Corporation, 4.00%, 6/1/18	500,000	490,480
Somerset, Kentucky, Independent School District Finance Corporation, 4.00%, 10/1/08	175,000	178,052
University of Kentucky, Series Q, 5.00%, 5/1/10	250,000	264,883

		4,366,393

Facilities Support Services (33.2%)
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 8/1/09, FSA	150,000	159,881
Kentucky State Property & Buildings Commission, Project # 69, Series A, 5.50%, 8/1/11, FSA	540,000	592,195

Kentucky State Property & Buildings Commission, Project # 64, 5.375%, 5/1/13, Callable 11/1/09 @ 100, MBIA	500,000	535,210
Kentucky State Property & Buildings Commission, Project # 67, 5.625%, 9/1/13, Callable 9/1/10 @ 100	300,000	327,807
Kentucky State Property & Buildings Commission, Project # 74, 5.375%, 2/1/14, Callable 2/1/12 @ 100, FSA	500,000	548,190
Kentucky State Property & Buildings Commission, Project # 81, 5.00%, 11/1/16, Callable 11/1/13 @ 100, AMBAC	500,000	536,805
Kentucky State Property & Buildings Commission, Project # 73, Series 2, 5.50%, 11/1/16, Callable 11/1/12 @ 100, FSA	400,000	441,136
Kentucky State Property & Buildings Commission, Project # 65, 5.95%, 2/1/17, Callable 2/1/10 @ 100	490,000	536,942
Kentucky State Property & Buildings Commission, Project # 83, 5.00%, 10/1/18	250,000	274,768
Kentucky State Property & Buildings Commission, Project # 76, 5.50%, 8/1/21	545,000	633,589
Kentucky State Property & Buildings Commission, 5.15%, 2/1/22, FSA	175,000	189,732
Kentucky State Property & Buildings Commission Revenue, Project # 79, 5.00%, 10/1/22, Prerefunded 10/1/13 @ 100, FSA	500,000	543,085
Louisville, Kentucky Parking Authority, 7.50%, 7/1/09, Callable 1/1/06 @ 100	350,000	397,261

		5,716,601

Health Care Bonds (3.1%)
Kentucky Economic Development Financial Authority, Catholic Health Initiatives, Series A, 5.75%, 12/1/15, Callable 6/1/10 @ 101	500,000	540,505

Housing Bonds (5.1%)
Kentucky Area Development District, 5.40%, 6/1/14	220,000	235,633
Kentucky Asset Liability Commision, 5.00%, 5/1/16	500,000	540,230
Kentucky Housing Corporation, Series D, 5.20%, 7/1/07, Callable 7/1/06 @ 102, FHA	100,000	102,029

		877,892

Transportation Bonds (8.9%)
Kentucky State Turnpike Authority, Revitalization Projects, 6.50%, 7/1/08, AMBAC	350,000	376,170
Kentucky State Turnpike Authority, Revitalization Projects, 5.50%, 7/1/09, AMBAC	250,000	267,285

Kentucky State Turnpike Authority, Revitalization Projects, Series A, 5.50%, 7/1/12, AMBAC	500,000	553,420
Kentucky State Turnpike Authority, Reviatlization Projects, Series A, 5.50%, 7/1/15, AMBAC	300,000	338,319

		1,535,194

Urban and Community Development (9.1%)
Bell County, Kentucky, Judicial Center Project, 5.40%, 9/1/13, Callable 3/1/11 @ 102	160,000	174,538
Davies County, Kentucky, Court Facilities Project, Series A, 5.60%, 10/1/06	245,000	249,069
Hopkins County, Kentucky, Detention Facilities Project, 5.375%, 2/1/09, ETM, FGIC	350,000	370,776
Jefferson County, Kentucky, Capital Projects, 5.20%, 6/1/08, Callable 6/1/07 @ 102, MBIA	295,000	307,384
Mason County, Kentucky, Court Facilities Project, 4.90%, 3/1/13, Callable 3/1/08 @ 102, AMBAC	190,000	198,974
Paducah, Kentucky Public Housing Authority, 5.00%, 10/1/06, U.S. Government Guaranteed	270,000	273,251

		1,573,992

Utility Bonds (13.3%)
Lexington-Fayette Urban County, Kentucky, Sewer Systems, 5.50%, 7/1/11	450,000	493,749
Louisville & Jefferson County, Kentucky, Metropolitan Sewer District, Sewer & Drain System, Series A, 5.00%, 5/15/36, Callable 11/15/11 @ 101, MBIA	725,000	752,238
Louisville Kentucky Revenue Bond, 5.25%, Callable 11/15/10 @ 100 11/15/17	190,000	202,844
Louisville, Kentucky, Louisville Water Company, 4.70%, 11/15/14, Callable 11/15/10 @ 100	50,000	52,101
Louisville-Jefferson County, Kentucky, 5.00%, 5/15/38, Callable 5/15/14 @ 101	500,000	522,130
Owensboro, Kentucky Electric Light & Power Revenue, Series B, 2.36%, 1/1/06, AMBAC, OID **	60,000	59,995
Owensboro, Kentucky Electric Light & Power Revenue, Series B, 2.92%, 1/1/09, AMBAC, OID **	70,000	62,870
Owensboro, Kentucky Electric Light & Power Revenue, Series B, 2.97%, 1/1/10, AMBAC, OID **	105,000	90,676
Winchester, Kentucky, 4.70%, 7/1/15, Callable 7/1/12 @ 101, AMBAC	50,000	53,156

		2,289,759

Total Kentucky		16,900,336

Puerto Rico (0.7%)
General Obligations (0.7%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	119,864

Total Puerto Rico		119,864

Total Municipal Bonds (Cost $16,887,890)		17,020,200

Investment Company (2.0%)
Federated Tax Exempt Money Market Fund	342,296	342,296

Total Investment Company (Cost $342,296)		342,296

Total (Cost $17,230,186) - 100.7%		$17,362,496

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (100.0%)
Maryland (98.9%)
Education Bonds (14.3%)
Maryland State Authority for American Physics, 5.25%, 12/15/13, Callable 12/15/11 @ 100, GTY AGMT	$150,000	$162,020
Maryland State Health & Higher Education, 4.625%, 7/1/10	100,000	103,364
Maryland State Health & Higher Education, 5.125%, 7/1/11, AMBAC	100,000	107,914
Maryland State Health & Higher Education, 4.80%, 7/1/12	100,000	104,454
Maryland State Health & Higher Education, 5.50%, 7/1/13, Callable 7/1/06 @ 100	50,000	51,742
Maryland State Health & Higher Education, 4.375%, 8/15/13	180,000	182,828
Maryland State Health & Higher Education, 5.50%, 7/1/24, Callable 7/1/06 @ 100	160,000	160,088
Maryland State Health & Higher Education, 5.125%, 7/1/33, Callable 7/1/08 @ 101	55,000	57,319
Maryland State Health & Higher Education, Educational Facilities Authority Revenue, Loyola College, Series A, 4.75%, 10/1/33, Callable 10/1/15 @ 100, OID (f)	500,000	501,124
Maryland State Health & Higher Education, Series A, 5.75%, 1/1/15, Callable 1/1/13 @ 101	100,000	108,358

		1,539,211

General Obligations (57.1%)
Anne Arundel County, Maryland, 5.375%, 3/1/13 (d)	400,000	437,740
Anne Arundel County, Maryland, Construction and General Improvement, 5.00%, 3/1/17, Callable 3/1/15 @ 100	500,000	542,315
Anne Arundel County, Maryland, Construction and Water Utility & Sewer Improvements, 5.00%, 3/1/17, Callable 3/1/15 @ 100	250,000	271,158
Baltimore County, Maryland, 7.00%, 10/15/09, MBIA	100,000	112,691
Baltimore County, Maryland, 4.75%, 6/1/17, Callable 6/1/11 @ 101	100,000	104,725
Calvert County, Maryland, 5.00%, 7/15/11	100,000	107,433
Cecil County, Maryland, Refunding & Improvement Bonds, 5.00%, 11/1/15, FGIC	485,000	530,993

Harford County, Maryland, Construction and Public Improvement Refunding Bonds, 5.00%, 12/1/11	500,000	539,355
Howard County, Maryland, 5.00%, 8/15/11	200,000	215,434
Maryland State & Local Facilities, Series B, 5.25%, 7/15/06	250,000	252,778
Maryland State & Local Facilities, Series 2, 5.25%, 6/15/07, Callable 6/15/06 @ 100	100,000	100,911
Maryland State & Local Facilities, Series 2, 5.00%, 8/1/11	350,000	377,062
Maryland State & Local Facilities Loan, 2nd Series A, 5.00%, 8/1/17, Callable 8/1/15 @ 100	500,000	544,789
Maryland State Community Development Administration, 4.50%, 5/15/11	105,000	109,207
Prince Georges County, Maryland, 5.00%, 10/1/12	340,000	368,822
Prince Georges County, Maryland, Construction and Public Improvement Refunding Bonds, Series E, 5.00%, 12/1/16, Callable 12/1/14 @ 100	500,000	542,340
Washington County, Maryland, 4.80%, 1/1/08, Callable 1/1/06 @ 100, FGIC	100,000	100,120
Washington Suburban Sanitation District, Maryland, Water Supply Refunding Bonds, 5.00%, 6/1/13	500,000	545,039
Washington Suburban Sanitation District, Maryland, Water Supply Refunding Bonds, 5.00%, 6/1/16, Callable 6/1/15 @ 100	325,000	355,306

		6,158,218

Housing Bonds (12.9%)
Baltimore, Maryland, Public Housing Authority, 5.75%, 7/1/09, Callable 1/1/06 @ 100	235,000	251,328
Maryland State Community Development Administration, 4.05%, 4/1/07 (d)	250,000	251,824
Maryland State Community Development Administration, Series A, 4.25%, 5/15/09	80,000	81,938
Maryland State Community Development Administration, Series E, 4.35%, 9/1/09	150,000	154,349
Maryland State Community Development Administration, Series 2, 4.65%, 9/1/12, FHA	150,000	155,265
Maryland State Community Development Administration, Series 1, 4.50%, 4/1/11, Callable 10/1/10 @ 100	200,000	207,196
Maryland State Community Development Administration, Series 1, 4.60%, 4/1/13, Callable 4/1/11 @ 100	200,000	206,206
Montgomery County, Maryland, Community Housing Opportunities, Series A, 4.50%, 7/1/09, Callable 7/1/08 @ 101	75,000	77,477

		1,385,583

Pollution Control Bonds (10.5%)
Anne Arundel County, Maryland, 6.00%, 4/1/24, Callable 4/1/06 @ 100	35,000	35,673
Baltimore, Maryland Project, Series A, 5.00%, 7/1/18	15,000	16,217
Baltimore, Maryland Project Revenue, Water Project, Series A, 5.00%, 7/1/24 ETM (d)	425,000	469,013
Baltimore, Maryland Project Revenue, Water Project, Series A, 5.00%, 7/1/24 Unrefunded Portion	225,000	247,383
Baltimore, Maryland Waste & Water Project, Series A, 5.00%, 7/1/33, Callable 7/1/13 @ 100, FGIC	250,000	260,470
Montgomery County Solid Waste Systems, 5.00%, 6/1/13, AMBAC	100,000	108,277

		1,137,033

Transportation Bonds (4.1%)
Maryland State Transit Department, 6.80%, 7/1/16	265,000	306,833
Washington, D.C., Metropolitan Transportation Authority, 6.00%, 7/1/09, FGIC	125,000	135,949

		442,782

Total Maryland Bonds		10,662,827

Puerto Rico (1.1%)
General Obligations (1.1%)
Puerto Rico Commonwealth, 6.50%, 7/1/14, MBIA	100,000	119,864

Total Puerto Rico Bonds		119,864

Total Municipal Bonds (Cost $10,665,868)		10,782,691

Investment Company (2.4%)
Federated Maryland Municipal Cash Trust	257,146	257,146

Total Investment Company (Cost $257,146)		257,146

Total (Cost $10,923,014) - 102.4%		$11,039,837

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.7%)
North Carolina (97.7%)
Education Bonds (8.9%)
Appalachian State University of North Carolina, 5.25%, 7/15/17	$1,750,000	$1,957,305
Appalachian State University of North Carolina Revenues, Refunding Bonds, 5.00%, 7/15/18, Callable 7/15/15 @ 100, MBIA	2,030,000	2,191,182
Johnston County, School & Museum Project, 5.50%, 8/1/10, Callable 8/1/09 @ 101, FSA	1,070,000	1,152,936
North Carolina Capital Facilities Finance Agency Revenue, Pfeiffer University Project, 5.25%, 5/1/15, Callable 5/1/06 @ 102 (e)	2,182,982	2,234,566
Rowan County, School Projects, 4.25%, 4/1/13	280,000	290,517
University of North Carolina at Charlotte, Certificates of Participation, Student Housing Project, 5.00%, 3/1/21, Callable 3/1/15 @ 100	1,035,000	1,099,035
University of North Carolina, Series A, 5.00%, 12/1/16, Callable 12/1/15 @ 100	1,000,000	1,089,050

		10,014,591

General Obligation Bonds (38.8%)
Bladen County, 5.60%, 5/1/13, Callable 5/1/10 @ 101.5, FSA	1,150,000	1,264,575
Cabarrus County, Refunding Bonds, 5.00%, 2/1/16	1,000,000	1,090,710
Cabarrus County, Certificates of Participation, 5.25%, 2/1/12, AMBAC	1,285,000	1,397,206
Cary, Public Improvement Project, Certificates of Participation, Series A, 5.00%, 12/1/16, Callable 12/1/12 @ 100	1,050,000	1,117,431
Charlotte, 5.50%, 6/1/09	1,460,000	1,563,164
Charlotte, Series 2005, 5.00%, 6/1/12	1,140,000	1,235,133
Cumberland County, 5.50%, 3/1/09	1,055,000	1,123,037
Currituck County, 5.00%, 6/1/12, AMBAC	1,160,000	1,253,345
Durham, 5.00%, 2/1/13	1,650,000	1,793,831
Guilford County, 5.25%, 10/1/15, Callable 10/1/10 @ 102	2,030,000	2,224,250
Guilford County, Public Improvements, Series B, 5.00%, 10/1/09	2,000,000	2,120,439
Haywood County, Certificates of Participation, 5.00%, 10/1/16, Callable 10/1/13 @ 101	1,635,000	1,762,595
Henderson County, Certificates of Participation, 5.00%, 5/1/18, Callable 5/1/15 @ 100	1,030,000	1,103,975

High Point, Public Improvements, Series B, 5.40%, 6/1/08	1,350,000	1,415,462
Johnston County, 5.50%, 3/1/12, Callable 3/1/10 @ 101, FGIC	1,000,000	1,089,100
Johnston County, Refunding Bonds, 5.00%, 2/1/16, Callable 2/1/15 @ 100, FGIC	1,785,000	1,937,796
Johnston County, 5.25%, 2/1/17, FGIC	1,500,000	1,660,650
Lee County, Certificates of Participation, 5.00%, 4/1/16, Callable 4/1/14 @ 100, FSA	1,615,000	1,732,524
Mecklenburg County, Public Improvements, Series A, 4.00%, 2/1/16, Callable 2/1/13 @ 100, OID	1,460,000	1,472,249
New Hanover County, 4.00%, 2/1/16	960,000	970,070
New Hanover County, 5.25%, 2/1/18	1,000,000	1,119,860
New Hanover County, Public Improvements, 5.30%, 11/1/08	1,500,000	1,580,805
Orange County, Public Improvements, 5.25%, 4/1/08	1,300,000	1,355,978
Raleigh, Public Improvements, 4.00%, 2/1/13	700,000	717,577
Randolph County, Certificates of Participation, 5.20%, 6/1/09, FSA	1,175,000	1,241,646
Randolph County, Certificates of Participation, 5.30%, 6/1/13, Callable 6/1/09 @ 101, FSA	1,750,000	1,875,370
Rowan County, Refunding Bonds, 5.00%, 4/1/17, Callable 2/1/15 @ 100, FSA	2,695,000	2,915,639
Rutherford County, Certificates of Participation, 5.00%, 9/1/18, Callable 9/1/12 @ 101	1,595,000	1,699,887
Wake County, 5.30%, 2/1/11, Callable 2/1/10 @ 100.5	1,000,000	1,076,760
Winston Salem, Certificates of Participation, 5.00%, 6/1/16, Callable 6/1/11 @ 101	1,000,000	1,063,270

		43,974,334

Health Care Bonds (19.7%)
Charlotte-Mecklenberg Hospital Authority, Health Care System, Series A, 5.00%, 1/15/13, Callable 1/15/07 @ 102	1,600,000	1,655,488
Charlotte-Mecklenberg Hospital Authority, Health Care System, Series A, 5.00%, 1/15/14, Callable 1/15/07 @ 102	1,000,000	1,034,680
Cumberland County, Hospital Facilities, 5.25%, 10/1/10, Callable 10/1/09 @ 101	1,035,000	1,095,134
New Hanover County, Regional Medical Center Project, 5.25%, 10/1/12, Callable 10/1/09 @ 101, MBIA	1,000,000	1,065,760
North Carolina Medical Care Commission Health Care Facilities Revenue, Carolina Medicorp Project, 5.25%, 5/1/09, Callable 5/1/07 @ 100, OID	1,325,000	1,354,190

North Carolina Medical Care Commission Health Care Facilities Revenue, Stanley Memorial Hospital Project, 5.45%, 10/1/08, Callable 10/1/06 @ 102, AMBAC	750,000	776,168
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.40%, 2/15/11, Callable 2/15/06 @ 102	565,000	577,475
North Carolina Medical Care Commission Hospital Revenue, Gaston Memorial Hospital Project, 5.50%, 2/15/15, Callable 2/15/06 @ 102, OID	2,130,000	2,177,307
North Carolina Medical Care Commission Hospital Revenue, Halifax Regional Medical Center, 4.60%, 8/15/07, OID	1,795,000	1,805,070
North Carolina Medical Care Commission Hospital Revenue, Pitt County Memorial Hospital, Series A, 5.25%, 12/1/10, Callable 12/1/08 @ 101	1,220,000	1,280,829
North Carolina Medical Care Commission Revenue, Health Care and Housing, ARC Projects, Series A, 4.65%, 10/1/14	1,360,000	1,361,850
North Carolina Medicare Common Revenue, 4.75%, 9/1/24, Callable 9/1/14 @ 100	1,680,000	1,718,254
Pitt County Memorial Hospital, 5.50%, 12/1/15, Callable 12/1/06 @ 101	3,090,000	3,232,201
Pitt County Memorial Hospital, 5.25%, 12/1/21, Callable 12/1/06 @ 101	225,000	235,427
Wake County Hospital, 5.13%, 10/1/13, MBIA	2,630,000	2,878,587

		22,248,420

Lease/Purchase Bonds (1.4%)
North Carolina Infrastructure Financial Corp., Correctional Facilities Projects, 5.00%, 10/1/17, Callable 10/1/13 @ 100	1,500,000	1,607,310

Transportation Bonds (1.4%)
Piedmont Triad Airport Authority, Series A, 6.38%, 7/1/16, Callable 7/1/09 @ 101, FSA	1,385,000	1,534,234

Utility Bonds (27.5%)
Asheville Water Systems Revenue, Refunding Bonds, 5.00%, 8/1/17, Callable 8/1/15 @ 100, FSA	1,000,000	1,084,580
Asheville Water Systems Revenue, Refunding Bonds, 5.00%, 8/1/21, Callable 8/1/15 @ 100, FSA	2,295,000	2,461,043
Brunswick County Enterprise System Revenue, 5.25%, 4/1/16, Callable 4/1/14 @ 100	1,000,000	1,099,080
Charlotte Water & Sewer System, 5.25%, 7/1/13	1,000,000	1,102,810

Charlotte Water & Sewer System, 5.00%, 6/1/23, Callable 6/1/09 @ 102	550,000	583,919
Durham Water & Sewer Utility Systems, 5.00%, 6/1/12, Callable 6/1/11 @ 101	1,000,000	1,075,920
Eastern Municipal Power, Series A, 4.50%, 1/1/24, Callable 1/1/22 @ 100	1,390,000	1,444,822
Gastonia Combined Utilities System Revenue, 5.00%, 5/1/16, Callable 5/1/15 @ 100, AMBAC	1,060,000	1,148,733
Gastonia Utilities System, 5.00%, 5/1/10, MBIA	1,000,000	1,064,080
Greensboro Enterprise System Revenue, Series A, 5.00%, 6/1/16, Callable 6/1/11 @ 101, OID	1,065,000	1,134,662
Greenville Enterprise Systems, 5.50%, 9/1/10, FSA	1,455,000	1,585,164
Lincolnton Enterprise System, 5.00%, 5/1/16, Callable 5/1/15 @ 100	1,395,000	1,499,346
Municipal Power Agency No. 1, Catawba Electric Revenue, 5.50%, 1/1/13, AMBAC	1,610,000	1,766,927
Municipal Power Agency No. 1, Catawba Electric Revenue, 5.50%, 1/1/13	35,000	38,411
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 5.00%, 1/1/17, ETM, OID	600,000	649,896
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.40%, 1/1/21, OID	3,105,000	3,785,149
North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, 6.00%, 1/1/26, Prerefunded 1/1/22 @ 100, OID	2,390,000	2,925,408
North Carolina Enterprise System, Series A, 5.25%, 4/1/17, Callable 4/1/14 @ 100	1,000,000	1,093,680
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/16, Callable 7/1/14 @ 100	1,475,000	1,620,730
Orange Water & Sewer Authority, Water & Sewer System Revenue, Series A, 5.25%, 7/1/18, Callable 7/1/14 @ 100	1,690,000	1,848,640
Salisbury Enterprise System, 5.00%, 2/1/22, Callable 2/1/12 @ 101, FSA	1,000,000	1,059,120
Winston Salem Water & Sewer System Revenue, Refunding Bonds, 5.00%, 6/1/24, Callable 6/1/15 @ 100	1,000,000	1,063,270

		31,135,390

Total Municipal Bonds (Cost $107,689,919)		110,514,279

Investment Company (1.5%)
PNC North Carolina Blackrock Fund, Institutional Class	1,667,305	1,667,305

Total Investment Company (Cost $1,667,305)		1,667,305

Total (Cost $109,357,224) -99.2%		$112,181,584

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (98.1%)
South Carolina (98.1%)
Education Bonds (41.6%)
Anderson County, South Carolina, School District, Series B, 6.00%, 3/1/12, Callable 3/1/10 @ 100, SCSDE	$500,000	$553,160
Beaufort County South Carolina School District, Refunding Bonds, Series A, 5.00%, 3/1/19, Callable 3/1/15 @ 100, SCSDE	465,000	499,266
Beaufort County, South Carolina, School District, 5.00%, 2/1/24, Callable 2/1/14 @ 100, MBIA	265,000	279,026
Berkeley County, South Carolina, School District, 5.375%, 4/1/09, Callable 4/1/08 @ 102, SCSDE	500,000	531,835
Berkeley County, South Carolina, School District, 5.375%, 4/1/10, Callable 4/1/08 @ 102, SCSDE	500,000	531,835
Charleston County, South Carolina, School District, 5.00%, 12/1/11	435,000	463,971
Charleston County, South Carolina, School District, Series B, 5.00%, 2/1/19, SCSDE	250,000	265,180
Charleston Educational Excellence Financing Corp. Revenues, Charleston County School District, 5.25%, 12/1/29, Callable 12/1/15 @ 100	395,000	418,155
Horry County, South Carolina, School District, Series A, 5.00%, 3/1/11, SCSDE	500,000	536,235
Kershaw County, South Carolina, School District, 6.375%, 2/1/10, SCSDE	50,000	55,552
Kershaw County, South Carolina, School District, 6.125%, 2/1/16, Callable 2/1/10 @ 100, SCSDE	500,000	551,110
Laurens County, School District No. 55 Installment Purchase Revenue, 5.25%, 12/1/24, Callable 12/1/15 @ 100	250,000	259,808
Lexington One School Facilities Corp., Lexington County School District No. 1, Installment Purchase Revenue, 5.25%, 12/1/23, Callable 12/1/15 @ 100	500,000	528,080
Newberry County, South Carolina, School District Project, 5.25%, 12/1/19, Callable 12/1/15 @ 100	250,000	264,083
Orangeburg County, South Carolina, School District, 5.00%, 4/1/16, Callable 4/1/14 @ 100, FSA	300,000	323,364
Richland County South Carolina School District No. 001, Refunding Bonds, 5.00%, 3/1/19, Callable 3/1/15 @100, FSA, SCSDE	500,000	536,845

Richland County, South Carolina, School District, 5.25%, 3/1/20, Callable 3/1/12, SCSDE	300,000	320,814
Spartanburg County, South Carolina, School District, 5.25%, 5/1/10, SCSDE	525,000	564,857
York County, South Carolina, School District, Series A, 5.00%, 3/1/11, Callable 3/1/09 @ 101, SCSDE	500,000	527,960
York County, South Carolina, School District, Series A, 5.80%, 3/1/13, Callable 3/1/09 @ 101, FSA, SCSDE	500,000	541,080

		8,552,216

General Obligation Bonds (13.5%)
Charleston County, Sourth Carolina, Public Facilities Corp., 5.125%, 6/1/16, Callable 6/1/15 @ 100	500,000	544,920
Lexington County, South Carolina, 5.00%, 2/1/14, State Aid Withholding, FGIC	500,000	535,790
Lexington County, South Carolina, 5.00%, 2/1/18, State Aid Withholding, FGIC	500,000	530,360
South Carolina State State Highway, Series A, 5.00%, 8/1/16, Callable 8/1/15 @ 100	530,000	578,988
University of South Carolina, Series A, 5.00%, 5/1/17, Callable 5/1/15 @ 100, XLCA	310,000	334,264
University of South Carolina, Series A, 5.00%, 5/1/19, Callable 5/1/15 @ 100, XLCA	240,000	257,179

		2,781,501

Health Care Bonds (12.9%)
Florence County, South Carolina, Regional Medical Center Project, Series A, 5.25%, 11/1/11, Callable 11/1/08 @ 102, MBIA	500,000	532,005
Lexington County, South Carolina, Health Services District, 4.75%, 11/1/09	500,000	517,815
Medical University of South Carolina Facilities, 6.00%, 8/15/12	500,000	569,045
Medical University of South Carolina Facilities, 5.625%, 8/15/15	200,000	223,238
South Carolina Jobs Economic Development Authority Hospital Facilities, 6.00%, 8/1/12	250,000	278,720
South Carolina Jobs Economic Development Authority Hospital Facilities, Anderson Area Medical Center, 5.50%, 2/1/11, Callable 2/1/09 @ 101, FSA	500,000	532,625

		2,653,448

Housing Bonds (0.5%)
Florence, South Carolina, New Public Housing Authority, 5.75%, 8/1/10, Callable 2/1/06 @ 101, U.S. Government Guaranteed	100,000	108,659

Utility Bonds (29.6%)
Berkeley County, South Carolina, Water and Sewer, 5.00%, 6/1/24, Callable 6/1/15 @ 100, FSA	500,000	528,840
Berkley County South Carolina Water & Sewer Revenue, Series A, 5.00%, 6/1/21, Callable 6/1/15 @ 100, FSA	500,000	533,240
Charleston, South Carolina, Waterworks & Sewer, 5.125%, 1/1/12	425,000	460,662
Charleston, South Carolina, Waterworks & Sewer, 5.25%, 1/1/14	600,000	649,686
Easley, South Carolina, Utility Revenue, 5.25%, 12/1/18, Prerefunded 12/1/12 @ 100	250,000	274,258
Florence, South Carolina, Waterworks & Sewer, 7.50%, 3/1/11, Callable 3/1/10 @ 101, AMBAC	590,000	686,807
Greenville, South Carolina, Stormwater System Revenue, 5.00%, 4/1/22, Callable 4/1/11 @ 101, FSA	400,000	421,436
Greenville, South Carolina, Waterworks Revenue, 5.25%, 2/1/19, Callable 2/1/13 @ 100	380,000	416,408
Rock Hill, South Carolina, Utility System, Series A, 5.375%, 1/1/19, Callable 1/1/13 @ 100, FSA	500,000	543,855
South Carolina State, Public Service Authority, 5.75%, 1/1/22, Callable 1/1/06 @ 102, MBIA	100,000	102,007
South Carolina State, Public Service Authority, Series B, 5.00%, 1/1/25, Callable 1/1/09 @ 101, MBIA	335,000	346,651
Spartanburg, South Carolina, Water Works, 5.25%, 6/1/11, FSA	500,000	542,015
Western Carolina, Sewer Authority, 5.25%, 3/1/10, FSA	550,000	588,489

		6,094,354

Total Municipal Bonds (Cost $19,680,676)		20,190,178

Investment Company (2.0%)
Federated Tax Exempt Money Market Fund	408,183	408,183

Total Investment Company (Cost $408,183)		408,183

Total (Cost $20,088,859) -100.1%		$20,598,361

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (97.1%)
Virgina (97.1%)
Education Bonds (16.1%)
Culpeper Virginia Industrial Development Authority, Public Facilities Lease Revenue, School Facilities Project, 5.00%, 1/1/22, Callable 1/1/15 @ 100, MBIA	$1,000,000	$1,057,920
Farifax County, School Board Central Administration Building Project, 5.00%, 4/1/18, Callable 4/1/15 @ 100	1,000,000	1,076,240
University of Virginia, General Revenue, Series B, 5.00%, 6/1/22, Callable 6/1/13 @ 100	850,000	905,046
Virginia College Building Authority, 5.50%, 4/1/10	1,000,000	1,078,330
Virginia College Building Authority, 5.25%, 1/1/31, MBIA	1,255,000	1,432,369
Virginia College Building Authority, Educational Facilities Revenue, Public Higher Education Financing Program, Series A, 5.00%, 9/1/22, Callable 9/1/15 @ 100	1,000,000	1,066,260
Virginia State Public School Authority, 5.00%, 8/1/28, Callable 8/1/13 @ 100, State Aid Withholding	1,510,000	1,575,761
Virginia State Public School Authority, School Financing, 5.25%, 8/1/10	2,040,000	2,194,917
Virginia State Public School Authority, Series B, 5.25%, 8/1/10, Callable 8/1/09 @ 101, State Aid Withholding	1,000,000	1,071,600
Virginia State Public School Authority, Series D, 5.25%, 2/1/12, State Aid Withholding	1,145,000	1,247,592

		12,706,035

General Obligation Bonds (53.9%)
Alexandria, Virginia, 5.00%, 1/1/13	1,850,000	2,010,247
Alexandria, Virginia, Public Improvement, 5.00%, 6/15/08	1,000,000	1,041,060
Alexandria, Virginia, Refunding Bonds, Series B, 5.00%, 6/15/16, Callable 6/15/14 @ 100	1,060,000	1,148,552
Arlington County, Virginia, 5.125%, 6/1/11, Callable 6/1/09 @ 100	1,000,000	1,057,100
Arlington County, Virginia, 5.00%, 5/15/15, Callable 5/15/14 @ 100	1,795,000	1,951,955
Arlington County, Virginia, Public Improvements, 5.00%, 5/15/25, Callable 5/15/15 @ 100, State Aid Withholding	1,500,000	1,599,315

Fairfax County, Virginia, Public Improvement, Series A, 5.00%, 6/1/09, Callable 6/1/08 @ 102, State Aid Witholding	2,000,000	2,116,940
Hampton, Virginia, Public Improvement, 5.00%, 4/1/17	1,065,000	1,139,720
Henrico County, Virginia, 5.00%, 7/15/13	1,500,000	1,635,315
Manassas, Virginia, Series A, 5.25%, 1/1/11, Callable 1/1/08 @ 102	1,200,000	1,268,436
Newport News, Virginia, 5.00%, 3/1/11	2,000,000	2,102,900
Newport News, Virginia, Series A, 5.50%, 5/1/13, Callable 5/1/10 @ 102	1,845,000	2,029,648
Newport News, Virginia, Series A, 5.00%, 7/1/22, Callable 7/1/13 @ 100, State Aid Witholding	1,250,000	1,325,250
Pittsylvania County, Virginia, 5.625%, 3/1/15	1,315,000	1,463,306
Portsmouth, Virginia, Public Utility Refunding Bonds, Series B, 5.00%, 4/1/22, Callable 4/1/15 @ 100, MBIA	2,545,000	2,713,683
Richmond, Virginia, 5.25%, 1/15/09	1,500,000	1,584,720
Richmond, Virginia, Public Improvement, Series A, 5.45%, 1/15/08	1,500,000	1,563,450
Roanoake Virginia Public Improvement, 5.00%, 2/1/18	1,335,000	1,445,792
Roanoke, Virgina, 5.00%, 10/1/17, Callable 10/1/14 @ 101	1,000,000	1,084,490
Spotsylvania County, Virginia, 5.50%, 7/15/12, FSA	2,925,000	3,256,754
Suffolk, Virginia, Refunding Bonds, 5.00%, 12/1/19, Callable 12/1/15 @ 100	1,270,000	1,368,793
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/08, State Aid Withholding	1,000,000	1,040,670
Virginia Beach, Virginia, Public Improvement, 5.25%, 3/1/11, Callable 3/1/10 @ 101, State Aid Withholding	3,205,000	3,459,701
Virginia Beach, Virginia, Public Improvement, Series B, 5.00%, 5/1/17, Callable 5/1/16 @ 102	1,000,000	1,094,480
Virginia State, Public Building Authority, Public Facilities Revenue, Series C, 5.00%, 8/1/16, Callable 8/1/15 @ 100	1,000,000	1,084,910
Virginia State, Series A, 5.00%, 6/1/20, Callable 6/1/15 @ 100	1,040,000	1,120,922

		42,708,109

Health Care Bonds (1.3%)
Virginia Beach, Virginia, Industrial Development Authority, Sentara Health Systems, 5.25%, 11/1/09, Callable 11/1/08 @ 101, MBIA	1,000,000	1,055,230

Jail Bonds (3.0%)
Riverside Virginia Regional Jail Authority, Jail Facility Revenue, 5.00%, 7/1/19, Callable 7/1/13 @ 101, MBIA	2,210,000	2,353,650

Transportation Bonds (6.6%)
Fairfax County, Virginia, Economic Development Authority, 1st Series, 5.25%, 9/1/10, Callable 9/1/09 @ 102	1,000,000	1,081,550
Virginia Commonwealth, 5.75%, 5/15/09	1,035,000	1,113,432
Virginia Commonwealth Transportation Board, 5.50%, 5/15/15, Callable 5/15/09 @101	1,185,000	1,275,819
Washington, D.C., Metropolitan Transportation Authority, 6.00%, 7/1/09, FGIC	1,600,000	1,740,144

		5,210,945

Utility Bonds (16.2%)
Chesterfield County, Virginia, Pollution Control Authority, 5.50%, 10/1/09, Callable 11/8/06 @ 101	2,500,000	2,564,975
Henrico County, Virginia, Water & Sewer, 5.25%, 5/1/11, Callable 5/1/09 @ 102	1,310,000	1,407,752
Loudoun County, Virginia, Water & Sewer, 5.75%, 1/1/11, FSA	1,000,000	1,103,890
Loudoun County, Virginia, Water & Sewer, 5.00%, 1/1/29, Callable 1/1/15 @ 100	1,500,000	1,574,265
Norfolk, Virginia, Water Revenue, 5.125%, 11/1/11, Callable 11/1/08 @ 101, FSA	1,030,000	1,087,165
Prince William County, Virginia, Service Authority Water & Sewer System Revenue, 5.00%, 7/1/14, Callable 7/1/13 @ 102	1,000,000	1,089,530
Upper Occoquan Sewer Authority, Regional Sewer Revenue, Refunding Bonds, 5.00%, 7/1/25, Callable 7/1/15 @ 100, FSA	1,000,000	1,058,940
Virginia Resources Authority Infrastructure Revenue, Pooled Financing Program, Series C, 5.00%, 11/1/18, Callable 11/1/15 @ 100	1,415,000	1,528,228
Virginia State Authority, Water Revenue, 5.25%, 10/1/15	1,220,000	1,358,763

		12,773,508

Total Municipal Bonds (Cost $74,199,005)		76,807,477

Investment Company (1.6%)
PNC Virginia Blackrock Fund, Institutional Class	1,225,090	1,225,090

Total Investment Company (Cost $1,225,090)		1,225,090

Total (Cost $75,424,095) - 98.7%		$78,032,567

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares or Principal Amount	Fair Value
Municipal Bonds (96.8%)
West Virginia (96.8%)
Building - Residential/Commercial (6.2%)
Harrison County, West Virginia, Building Commission, 5.15%, 4/1/18, Callable 4/1/08 @ 102, AMBAC	$1,000,000	$1,047,690
West Virginia State Building Commission, Series A, 5.25%, 7/1/09, Callable 7/1/07 @ 102, MBIA	1,000,000	1,046,040
West Virginia State Building Commission, Series A, 5.25%, 7/1/10, AMBAC	2,000,000	2,144,640

		4,238,370

Economic Development (2.9%)
Ohio County, West Virginia, Commission Tax Increment Revenue, Fort Henry Centre Financing District, Series A, 5.63%, 6/1/34, Callable 12/1/15 @ 100	1,000,000	1,030,380
West Virginia Economic Development Authority Lease Revenue, State Energy Savings Project, 4.75%, 6/1/21, Callable 6/1/15 @ 100	935,000	950,596

		1,980,976

Education Bonds (18.0%)
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100, FGIC	1,500,000	1,552,545
Fairmont State College, West Virginia, 5.00%, 6/1/32, Callable 6/1/13 @ 100	1,500,000	1,552,545
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities, Series B, 5.00%, 4/1/18, Callable 4/1/14 @ 100, FGIC	2,325,000	2,484,379
West Virginia Higher Education, Series B, 5.00%, 4/1/14, FGIC	750,000	814,860
West Virginia School Building Authority, 6.00%, 7/1/08, Callable 7/1/07 @ 102	560,000	591,970
West Virginia University Revenues, West Virginia University Improvement Project, Series C, 5.00%, 10/1/25, Callable 10/1/14 @ 100, FGIC	2,420,000	2,547,728
West Virginia University, Series A, 5.50%, 4/1/11, MBIA	1,485,000	1,625,927
West Virginia University, Series A, 5.25%, 4/1/13, Callable 4/1/08 @ 102, AMBAC	1,125,000	1,189,046

		12,359,000

General Obligation Bonds (10.4%)
Ohio County, West Virginia, Board of Education, 5.00%, 6/1/13, Callable 6/1/08 @ 102, MBIA	800,000	842,544
Ohio County, West Virginia, Board of Education, 5.50%, 6/1/14, MBIA	880,000	988,724
West Virginia State, 5.50%, 6/1/10, FSA	1,500,000	1,627,110
West Virginia State, State Road Improvements, 5.00%, 6/1/16, Callable 6/1/15 @ 100, FGIC	2,000,000	2,163,460
Wheeling, West Virginia, Tax Incremental, Stone Building Renovation, Project A, 4.75%, 6/1/15, Callable 6/1/11 @ 102	500,000	494,745
Wheeling, West Virginia, Tax Incremental, Stone Building Renovation, Project A, 5.20%, 6/1/25, Callable 6/1/11 @ 102	500,000	496,355
Wheeling, West Virginia, Tax Incremental, Stone Building Renovation, Project A, 5.50%, 6/1/33, Callable 6/1/11 @ 102	500,000	498,570

		7,111,508

Health Care Bonds (12.6%)
Logan County, West Virginia, Logan County Health, 8.00%, 12/1/16	690,000	906,329
South Charleston, West Virginia, 5.50%, 10/1/09, Callable 10/1/06 @ 100, MBIA	520,000	525,762
Weirton, West Virginia, Municipal Hospital Building, Series A, 5.25%, 12/1/11	2,580,000	2,656,548
West Virginia State Hospital Finance Authority, 5.00%, 8/1/09, Callable 8/1/07 @ 100, FSA	800,000	817,424
West Virginia State Hospital Finance Authority, 6.00%, 9/1/12, Callable 9/1/10 @ 101	590,000	642,304
West Virginia State Hospital Finance Authority, Series A, 6.50%, 9/1/16	620,000	740,912
West Virginia State Hospital Finance Authority, 6.10%, 1/1/18, Callable 1/1/06 @ 100, MBIA	1,300,000	1,312,181
West Virginia State Hospital Finance Authority, 5.50%, 3/1/22, Callable 3/1/14 @ 100	970,000	1,016,036

		8,617,496

Housing Bonds (2.6%)
Cabell, Putnam & Wayne Counties, West Virginia, Single Family Residential Mortgage, 7.375%, 4/1/11, FGIC	640,000	745,651
Webster County, West Virginia, Housing Development Corporate Mortgage, 6.50%, 4/1/18, Callable 10/1/06 @ 100, FHA	1,010,000	1,011,485

		1,757,136

Pollution Control Bonds (6.1%)
Monongalia County, West Virginia, Pollution Control, 5.95%, 4/1/13, Callable 4/1/06 @ 100, MBIA	2,000,000	2,021,300
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/06 @ 101	1,100,000	1,113,541
Pleasants County, West Virginia, Pollution Control, Series C, 6.15%, 5/1/15, Callable 5/1/06 @ 101	1,000,000	1,012,310

		4,147,151

Transportation Bonds (19.3%)
Charleston, West Virginia Parking, 4.00%, 6/1/10	650,000	654,570
Charleston, West Virginia, Urban Renewal Authority, 5.25%, 12/15/18, Callable 12/15/09 @ 103, FSA	1,060,000	1,145,786
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/12, MBIA	2,000,000	2,213,239
West Virginia Economic Development Authority, Series A, 5.50%, 6/1/15, Callable 6/1/12 @ 101, MBIA	1,000,000	1,108,740
West Virginia Economic Development Authority, Series A, 5.00%, 10/1/15, Callable 10/1/11 @ 101	1,250,000	1,331,400
West Virginia Economic Development Authority, 5.50%, 6/1/18, Callable 6/1/12 @ 101, MBIA	1,000,000	1,098,460
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/10	750,000	791,348
West Virginia Economic Development, Department of Environmental Protection, 4.75%, 11/1/11	785,000	832,100
West Virginia State Parkways Economic Development & Tourism Authority, 5.00%, 5/15/10, FGIC	2,055,000	2,185,225
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/12, FGIC	1,000,000	1,092,010
West Virginia State Parkways Economic Development & Tourism Authority, 5.25%, 5/15/17, FGIC	700,000	780,185

		13,233,063

Utility Bonds (18.7%)
Clarksburg, West Virginia Water, 5.25%, 9/1/19, Callable 9/1/12 @ 101, FGIC	1,225,000	1,329,946
Farimont, West Virginia, Waterworks, 5.375%, 7/1/13, Callable 7/1/07 @ 102, MBIA	680,000	712,545
Harrison County, West Virginia, County Commission Solid Waste Disposal, 6.30%, 5/1/23, Callable 5/1/07 @ 100, AMBAC	860,000	868,626
Parkersburg, West Virginia, Waterworks & Sewer Systems, 5.80%, 9/1/19, Callable 9/1/06 @ 102, FSA	2,660,000	2,754,642

West Virginia State Water Development Authority, Series A, 5.00%, 11/1/44, Callable 11/1/15 @ 100, FSA	2,000,000	2,067,400
West Virginia State Water Development Authority, 5.13%, 11/1/24, Callable 11/1/15 @ 100, AMBAC	1,665,000	1,780,201
West Virginia State Water Development Authority, Series A, 5.50%, 11/1/18, Callable 11/1/09 @ 102, AMBAC	1,000,000	1,085,650
West Virginia Water Development Authority, 5.00%, 10/1/28, Callable 10/1/13 @ 101	2,115,000	2,218,762

		12,817,772

Total Municipal Bonds (Cost $64,733,841)		66,262,472

Investment Company (2.3%)
Federated Tax Exempt Money Market Fund	1,582,248	1,582,248

Total Investment Company (Cost $1,582,248)		1,582,248

Total (Cost $66,316,089) - 99.1%		$67,844,720

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Prime Money Market Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Principal Amount	Amortized Cost
Certificates of Deposit (11.8%)
Banking (11.8%)
Calyon Bank, Paris, 3.95%, 7/14/06	$7,000,000	$7,000,000
Citibank NA, 4.195%, 1/27/06	10,000,000	10,000,000
Citibank NA, 4.45%, 3/21/06	10,000,000	10,000,000
Citizens Bank of Pennsylvania, 4.13%, 1/13/06	5,000,000	5,000,066
Credit Suisse, Zurich, 4.17%, 3/29/06	5,000,000	5,000,000
Deutsche Bank AG, 4.50%, 10/13/06	6,000,000	6,000,000
Dresdner Bank AG, Frankfurt, 4.33%, 1/19/06	15,000,000	15,000,000
Royal Bank of Scotland PLC, Edinburgh, 4.40%, 10/4/06	5,000,000	4,999,908
Societe General, Paris, 3.55%, 1/25/06	3,000,000	3,000,000
Suntrust Bank, 3.98%, 2/21/06	5,000,000	5,000,000
Svenska Handelsbanken, Stockholm, 3.885%, 7/5/06	5,000,000	5,000,124
Svenska Handelsbanken, Stockholm, 4.045%, 7/26/06	4,000,000	4,000,110
Toronto Dominion Bank, 3.585%, 2/17/06	2,000,000	2,000,013
Washington Mutual Bank, 4.32%, 2/1/06	15,000,000	14,999,999
Washington Mutual Bank, 4.33%, 2/1/06	15,000,000	15,000,000
Washington Mutual Bank, 4.44%, 3/14/06	11,000,000	11,000,000

Total Certificates of Deposit (Amortized Cost $123,000,220)		123,000,220

Commercial Paper ** (35.6%)
Banking (5.5%)
Bank of America Corp., 4.45%, 3/24/06	23,000,000	22,769,489
Barclays Bank PLC, 4.24%, 1/30/06	5,000,000	4,983,063
Barclays Bank PLC, 4.25%, 2/7/06	10,000,000	9,956,782
Three Rivers Funding Corp., 4.26%, 1/3/06 (c)	20,000,000	19,995,278

		57,704,612

Broker / Dealers (0.5%)
Morgan Stanley, 4.13%, 1/20/06	5,000,000	4,989,207

Financial Services (27.0%)
Aspen Funding Corp., 4.34%, 2/8/06 (c)	15,000,000	14,931,758
Aspen Funding Corp., 4.30%, 2/14/06 (c)	7,000,000	6,963,639
Aspen Funding Corp., 4.43%, 3/14/06 (c)	5,000,000	4,956,200
Blue Spice PLC, 4.26%, 2/8/06 (c)	5,000,000	4,977,754
CIT Group, Inc., 3.92%, 1/24/06	5,000,000	4,987,701
CIT Group, Inc., 4.35%, 2/28/06	4,000,000	3,972,289
Compass Securitization, 4.45%, 3/15/06 (c)	10,000,000	9,910,778

Daimler Chrysler NA Holding Corp., 4.67%, 1/12/06	500,000	499,320
Daimler Chrysler NA Holding Corp., 4.47%, 1/13/06	3,500,000	3,494,808
Daimler Chrysler NA Holding Corp., 4.47%, 1/18/06	900,000	898,109
Daimler Chrysler NA Holding Corp., 4.50%, 1/25/06	4,800,000	4,785,645
FCAR Auto Loan Trust, Series I, 4.34%, 1/30/06	10,000,000	9,965,281
FCAR Auto Loan Trust, Series I, 4.36%, 3/3/06	15,000,000	14,890,454
FCAR Auto Loan Trust, Series I, 4.47%, 3/28/06	10,000,000	9,894,650
Federated Retail Holdings, Inc., 4.40%, 1/17/06 (c)	1,500,000	1,497,080
Fountain Square Commercial Funding Corp., 4.32%, 2/1/06 (c)	1,000,000	996,306
Fountain Square Commercial Funding Corp., 4.34%, 2/10/06 (c)	8,156,000	8,116,942
Galaxy Funding, Inc., 4.14%, 1/20/06 (c)	5,000,000	4,989,181
Galaxy Funding, Inc., 4.43%, 3/7/06 (c)	5,900,000	5,853,341
Galaxy Funding, Inc., 4.47%, 3/28/06 (c)	1,000,000	989,441
Georgetown Funding Co. LLC, 4.35%, 1/24/06 (c)	10,000,000	9,972,336
Georgetown Funding Co. LLC, 4.37%, 1/25/06 (c)	7,000,000	6,979,653
Grampian Funding LLC, 3.82%, 1/17/06 (c)	3,000,000	2,995,000
Grampian Funding LLC, 4.15%, 1/31/06 (c)	10,000,000	9,965,833
HBOS Treasury Services PLC, 4.40%, 3/28/06	8,000,000	7,917,249
John Deere Capital Corp., 4.38%, 1/17/06	4,500,000	4,491,280
John Deere Capital Corp., 4.41%, 1/19/06	2,000,000	1,995,610
KBC Financial Products International Ltd., 4.48%, 3/27/06 (c)	5,000,000	4,947,701
Long Lane Master Trust IV, 4.31%, 2/1/06 (c)	10,000,000	9,963,144
Long Lane Master Trust IV, 4.36%, 2/7/06 (c)	10,000,000	9,955,497
Nissan Motor Acceptance Corp., 4.42%, 1/5/06 (c)	900,000	899,559
Nissan Motor Acceptance Corp., 4.42%, 1/19/06 (c)	5,500,000	5,487,900
Paradigm Funding LLC, 4.25%, 1/24/06 (c)	15,000,000	14,959,558
Paradigm Funding LLC, 4.44%, 3/14/06 (c)	7,000,000	6,938,540
Perry Global Funding LLC, Series A, 4.20%, 1/5/06 (c)	5,000,000	4,997,683
Perry Global Funding LLC, Series A, 4.26%, 2/6/06 (c)	2,000,000	1,991,560

Picaros Funding LLC, 4.34%, 1/30/06 (c)	25,000,000	24,913,001
Picaros Funding LLC, 4.34%, 2/6/06 (c)	10,000,000	9,956,900
Picaros Funding LLC., 4.34%, 2/3/06 (c)	5,000,000	4,980,246
PREFCO-Preferred Receivables Funding Co., 4.15%, 1/3/06 (c)	5,000,000	4,998,856
Sheffield Receivables Corp., 4.34%, 2/7/06 (c)	11,000,000	10,951,273
Sigma Finance, Inc., 4.47%, 3/28/06 (c)	2,000,000	1,978,882
Textron Financial Corp., 4.44%, 1/23/06	1,100,000	1,097,022

		280,904,960

Retail (2.6%)
Clorox Co., 4.28%, 1/13/06	1,100,000	1,098,442
Clorox Co., 4.39%, 2/1/06	1,000,000	996,246
Disney, Walt Co., 4.35%, 1/19/06 (c)	2,000,000	1,995,680
Fortune Brands, Inc., 4.22%, 1/9/06 (c)	500,000	499,536
Fortune Brands, Inc., 4.45%, 1/19/06 (c)	8,000,000	7,982,280
Fortune Brands, Inc., 4.50%, 2/6/06 (c)	2,000,000	1,991,060
General Mills, Inc, 4.30%, 1/9/06 (c)	2,000,000	1,998,102
Johnson Controls, Inc., 4.40%, 1/17/06 (c)	10,500,000	10,479,559

		27,040,905

Total Commercial Paper (Amortized Cost $370,639,684)		370,639,684

Corporate Bonds (4.3%)
Asset Backed Securities (1.7%)
Carmax Auto Owner Trust, 3.80%, 9/15/06, Series 2005-2, Class A1	4,777,372	4,777,371
Honda Auto Receivables Owner Trust, 3.18%, 5/15/06, Series 2005-2, Class A-1	33,540	33,540
Honda Auto Receivables Owner Trust, 4.51%, 12/18/06, Series 2005-6, Class A-1	2,000,000	2,000,000
HSBC Automotive Trust, 3.46%, 7/17/06, Series 2005-1, Class A-1	728,800	728,800
Nissan Auto Receivables Owner Trust, 3.36%, 6/15/06, Series 2005-B, Class A1	1,884,908	1,884,908
Onyx Acceptance Auto Trust, 3.615%, 7/17/06, Series 2005-B, Class A1	296,926	296,926
USAA Auto Owner Trust, Series 2005-3, Class A1, 4.17%, 11/9/06	1,535,534	1,535,534
USAA Auto Owner Trust, Series 2005-4, Class A1, 4.40%, 12/15/06	6,240,432	6,240,431

		17,497,510

Financial Services (2.6%)
Beta Finance, Inc., 4.01%, 7/25/06 (c)	3,000,000	3,000,000
Countrywide Home Loans, Inc., 4.37%, 1/30/06	4,000,000	4,000,000
Countrywide Home Loans, Inc., 4.32%, 1/31/06	500,000	499,982

Countrywide Home Loans, Inc., 4.50%, 2/17/06	15,590,000	15,592,275
Sigma Finance, Inc., 4.15%, 8/8/06 (c)	4,000,000	4,000,000

		27,092,257

Total Corporate Bonds (Amortized Cost $44,589,767)		44,589,767

Variable Rate Notes * (36.7%)
Banking (2.2%)
Credit Suisse, Zurich, 4.49%, 3/29/06	13,000,000	13,000,000
Landesbank Hessen Thueringen, 4.33%, 1/30/06	5,000,000	4,999,230
Union Hamilton Special Purpose Funding LLC, Series 2005-1, 4.50%, 3/21/06	5,000,000	5,000,000

		22,999,230

Banking & Financial Services (17.1%)
Anchor Holdings, 4.38%, 1/5/06, (LCD U.S. Bank NA)	1,800,000	1,800,000
Bartlett, Illinois, Redevelopement Project, 4.55%, 1/4/06, (LCD LaSalle Bank)	5,000,000	5,000,000
Christian Life Assembly of the Assemblies of God, 4.48%, 1/5/06, (LCD Fulton Bank)	3,400,000	3,400,000
Damascus Company, 4.55%, 1/5/06, Series 1998	3,325,000	3,325,000
Depfa Bank PLC, 4.50%, 3/15/06, Series EXL (c)	15,000,000	15,000,000
Franklin County, Ohio, Edison Welding, 4.55%, 1/5/06, Series 1995, (LCD Huntington Bank)	5,130,000	5,130,000
Guilford Capital LLC, 4.57%, 1/5/06, Series 2002-A (LCD Regions Bank)	1,620,000	1,620,000
H.C. Equities, 4.40%, 1/5/06, (LCD Wachovia Bank NA)	4,910,000	4,910,000
HBOS Treasury Services PLC, 4.31%, 1/3/06	23,300,000	23,300,000
HBOS Treasury Services PLC, 4.44%, 2/20/06 (c)	8,000,000	8,000,000
HBOS Treasury Services PLC, 4.57%, 3/24/06	10,000,000	10,000,000
Indian Hills Country Club, 4.47%, 1/5/06, (LCD Amsouth Bank NA, Birmingham)	3,785,000	3,785,000
Kent Capital LLC, 4.63%, 1/5/06, Series 1999 (LCD Huntington Bank)	5,285,000	5,285,000
Maryland Economic Development Corp., 4.47%, 1/3/06, (LCD Manufacturers & Traders Trust Co.)	7,000,000	7,000,000
Monet Trust, 4.59%, 3/28/06, Series 2001, Class A-2A, (SWP Dresden Bank AG) (e)	30,000,000	30,000,000
New Keibler Thompson Co., 4.49%, 1/6/06, (LCD Manufacturers & Traders Trust Co.)	6,415,000	6,415,000
Quality Synthetic Rubber Co., 4.38%, 1/5/06, (LCD U.S. Bank NA)	573,000	573,000

Seven Hills School, 4.38%, 1/5/06, Series 2000, (LCD Fifth Third Bank, Cincinnati)	820,000	820,000
Spira Millenium LLC, 4.55%, 1/5/06, (LCD Bank of America)	3,730,000	3,730,000
Stone Creek LLC, 4.41%, 1/5/06, (LCD Columbus Bank and Trust Co.)	14,485,000	14,485,000
TOG Properties, Inc., 4.47%, 1/5/06, (LCD AmSouth Bank)	7,468,000	7,468,000
Vestavia Hills Baptist, 4.47%, 1/5/06, (LCD Amsouth Bank NA)	3,000,000	3,000,000
Wells Fargo & Co., 4.34%, 1/3/06	6,000,000	6,000,000
World Wildlife Fund, Inc., 4.39%, 1/5/06, (AMBAC Financial Group, Inc.)	4,800,000	4,800,000
YSR LLC, 4.47%, 1/5/06, Series 2003, (LCD Amsouth Bank NA)	1,875,000	1,875,000

		176,721,000

Brokers & Dealers (7.4%)
Goldman Sachs Group Inc., 4.33%, 1/3/06	13,000,000	13,005,158
Goldman Sachs Group, Inc., 4.30%, 1/9/06	5,000,000	5,000,000
Goldman Sachs Group, Inc., 4.37%, 1/9/06 (e)	5,000,000	5,000,000
Goldman Sachs Group, Inc., 4.39%, 1/17/06 (c)	5,000,000	5,000,374
Greenwich Capital Marekting, 4.30%, 1/9/06	3,000,000	3,000,000
Merrill Lynch & Company, Inc., 4.56%, 1/1/06 (c)	12,000,000	12,000,000
Merrill Lynch & Company, Inc., 4.34%, 1/4/06	10,000,000	10,000,000
Morgan Stanley, 4.30%, 1/3/06, Series EXLS	10,000,000	10,000,000
Morgan Stanley, 4.33%, 1/3/06	2,000,000	2,000,000
Morgan Stanley, 4.34%, 1/4/06	5,000,000	5,000,000
Morgan Stanley, 4.45%, 1/27/06	7,000,000	7,000,000

		77,005,532

Financial Services (2.8%)
General Electric Capital Corp., 4.39%, 2/9/06 (e)	5,000,000	5,000,000
General Electric Capital Corp., 4.44%, 1/9/06 (c)	7,000,000	7,000,000
General Electric Capital Corp., 4.47%, 1/17/06 (c)	7,000,000	7,000,000
Paradigm Funding LLC, 4.34%, 1/27/06	10,000,000	10,000,000

		29,000,000

Financial, Speciality (4.5%)
K2 (USA) LLC, 4.32%, 1/10/06 (c)	10,000,000	9,998,656
K2 (USA) LLC, 4.325%, 1/23/06 (c)	2,000,000	1,999,927
Sigma Finance, Inc., 4.23%, 1/3/06 (c)	5,000,000	4,999,735
Sigma Finance, Inc., 4.32%, 1/17/06 (c)	6,000,000	5,999,834
Sigma Finance, Inc., 4.35%, 1/17/06 (c)	23,500,000	23,500,581

		46,498,733

Insurance (2.1%)

Jackson National Life Insurance Co., 4.39%, 1/3/06 (e)	2,000,000	2,000,000
MBIA Global Funding LLC, 4.50%, 3/16/06 (c)	5,000,000	5,000,716
Metropolitan Life Insurance Co., 4.39%, 2/1/06 (e)	5,000,000	5,000,000
New York Life Insurance Co., 4.51%, 3/2/06 (e)	5,000,000	5,000,000
Travelers Insurance Co., 4.46%, 2/21/06 (e)	5,000,000	5,000,000

		22,000,716

Student Loan (0.6%)
SLM Corp., 4.40%, 1/25/06	6,600,000	6,600,993

Total Variable Rate Notes (Amortized Cost $380,826,204)		380,826,204

Repurchase Agreement (2.5%)
Bank of America Securities, 4.27%, dated 12/30/05, maturing 1/3/06, with a maturity value of $26,529,581 (Collateralized fully by various U.S. Government Agencies)	26,517,000	26,517,000

Total Repurchase Agreement (Amortized Cost $26,517,000)		26,517,000

Collateralized Loan Agreements (9.1%)
Bear Stearns Companies, Inc., 4.37%, dated 12/30/05, maturing 1/3/06, with a maturity value of $25,012,139 (Collateralized fully by various U.S. Government Agencies)	25,000,000	25,000,000
First Boston, 4.37%, dated 12/30/05, maturing 1/3/06, with a maturity value of $15,007,283 (Collateralized fully by various U.S. Government Agencies)	15,000,000	15,000,000
Greenwhich Capital Marketing, 4.375%, dated 12/30/05, maturing 1/3/06, with a maturity value of $35,017,014 (Collateralized fully by various U.S. Government Agencies)	35,000,000	35,000,000
Merrill Lynch, 4.40%, dated 12/30/05, maturing 1/3/06, with a maturity value of $20,009,778 (Collateralized fully by various U.S. Government Agencies)	20,000,000	20,000,000

Total Collateralized Loan Agreements (Amortized Cost $95,000,000)		95,000,000

Total (Amortized Cost $1,040,572,875) - 100.0%		$1,040,572,875

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Principal Amount	Amortized Cost
Treasury Notes (17.8%)
1.875%, 1/31/06	$40,000,000	$39,942,749
1.625%, 2/28/06	40,000,000	39,850,202
1.50%, 3/31/06	50,000,000	49,691,797

Total Treasury Notes (Amortized Cost $129,484,748)		129,484,748

U.S. Treasury Bills ** (30.1%)
3.52%, 1/12/06	50,000,000	49,946,742
3.57%, 1/26/06	20,000,000	19,950,556
3.89%, 2/16/06	50,000,000	49,754,411
3.95%, 3/16/06	50,000,000	49,598,632
4.07%, 4/20/06	50,000,000	49,391,689

Total U.S. Treasury Bills (Amortized Cost $218,642,030)		218,642,030

Repurchase Agreement (52.2%)
Bank of America, 3.15%, dated 12/30/05, maturing 1/3/06, with a maturity value of $100,035,000 (Collateralized fully by U.S. Treasury Notes)	100,000,000	100,000,000
First Boston, 3.45%, dated 12/30/05, maturing 1/3/06, with a maturity value of $123,047,150 (Collateralized fully by U.S. Treasury Notes)	123,000,000	122,999,999
Goldman Saches Group, 3.29%, dated 12/30/05, maturing 1/3/06, with a maturity value of $95,944,165 (Collateralized fully by U.S. Treasury Notes)	95,909,105	95,909,105
Lehman Brothers, 3.19%, dated 12/30/05, maturing 1/3/06, with maturity value of $30,010,633 (Collateralized fully by U.S. Treasury Notes)	30,000,000	30,000,000
Merrill Lynch & Co., 3.35%, dated 12/30/05, maturing 1/3/06, with a maturity value of $30,011,167 (Collateralized fully by U.S. Treasury Notes)	30,000,000	30,000,000

Total Repurchase Agreement (Amortized Cost $378,909,104)		378,909,104

Total (Amortized Cost $727,035,882) - 100.1%		$727,035,882

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.6%)
BB&T International Equity Fund, Institutional Class	509,580	$5,146,755
BB&T Large Company Growth Fund, Institutional Class	968,989	8,914,695
BB&T Large Company Value Fund, Institutional Class	730,343	13,357,982
BB&T Mid Cap Growth Fund, Institutional Class (a)	121,940	1,641,308
BB&T Mid Cap Value Fund, Institutional Class	199,393	2,448,546
BB&T Small Cap Fund, Institutional Class	109,452	1,568,448
BB&T Small Company Growth Fund, Institutional Class (a)	69,276	1,050,914
BB&T Total Return Bond Fund, Institutional Class	4,823,648	49,249,443
BB&T U.S. Treasury Money Market Fund, Institutional Class	2,621,362	2,621,362

Total Affiliated Investment Companies (Cost $80,821,520)		85,999,453

Total (Cost $80,821,520) - 99.6%		$85,999,453

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.7%)
BB&T International Equity Fund, Institutional Class	860,427	$8,690,310
BB&T Large Company Growth Fund, Institutional Class	1,636,058	15,051,735
BB&T Large Company Value Fund, Institutional Class	1,233,114	22,553,663
BB&T Mid Cap Growth Fund, Institutional Class (a)	205,540	2,766,573
BB&T Mid Cap Value Fund, Institutional Class	336,939	4,137,612
BB&T Small Cap Fund, Institutional Class	184,866	2,649,126
BB&T Small Company Growth Fund, Institutional Class (a)	116,605	1,768,893
BB&T Total Return Bond Fund, Institutional Class	3,524,548	35,985,638
BB&T U.S. Treasury Money Market Fund, Institutional Class	3,185,843	3,185,843

Total Affiliated Investment Companies (Cost $91,092,445)		96,789,393

Total (Cost $91,092,445) - 99.7%		$96,789,393

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Capital Manager Growth Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.8%)
BB&T International Equity Fund, Institutional Class	839,927	$8,483,267
BB&T Large Company Growth Fund, Institutional Class	1,596,561	14,688,360
BB&T Large Company Value Fund, Institutional Class	1,203,329	22,008,891
BB&T Mid Cap Growth Fund, Institutional Class (a)	200,728	2,701,795
BB&T Mid Cap Value Fund, Institutional Class	328,441	4,033,259
BB&T Small Cap Fund, Institutional Class	180,459	2,585,977
BB&T Small Company Growth Fund, Institutional Class (a)	113,882	1,727,587
BB&T Total Return Bond Fund, Institutional Class	1,635,808	16,701,599
BB&T U.S. Treasury Money Market Fund, Institutional Class	2,346,152	2,346,152

Total Affiliated Investment Companies (Cost $72,074,593)		75,276,887

Total (Cost $72,074,593) - 99.8%		$75,276,887

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Capital Manager Equity Fund

Schedule of Portfolio Investments

December 31, 2005

(Unaudited)

	Shares	Fair Value
Affiliated Investment Companies (99.7%)
BB&T International Equity Fund, Institutional Class	591,932	$5,978,513
BB&T Large Company Growth Fund, Institutional Class	1,125,256	10,352,353
BB&T Large Company Value Fund, Institutional Class	848,138	15,512,441
BB&T Mid Cap Growth Fund, Institutional Class (a)	141,192	1,900,451
BB&T Mid Cap Value Fund, Institutional Class	231,645	2,844,601
BB&T Small Cap Fund, Institutional Class	127,309	1,824,331
BB&T Small Company Growth Fund, Institutional Class (a)	80,321	1,218,470
BB&T U.S. Treasury Money Market Fund, Institutional Class	1,265,166	1,265,166

Total Affiliated Investment Companies (Cost $37,752,842)		40,896,326

Total (Cost $37,752,842) - 99.7%		$40,896,326

Percentages indicated are based on net assets as of December 31, 2005.

See accompanying legend and notes to schedules of portfolio investments.

Legend to Schedules of Portfolio Investments

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of December 31, 2005.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be illiquid. These securities represent 2.0% and 5.5% of net assets in the North Carolina Intermediate Tax-Free Fund and the Prime Money Market, respectively.

(f)	Represents a security purchased on a when-issued basis. At December 31, 2005, total cost of investments purchased on a when-issued basis for the Maryland Intermediate Tax-Free Fund and the Total Return Bond Fund was $488,649 and $38,997,276, respectively.

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of December 31, 2005. For bond funds, the maturity date reflected is the final maturity date. For money market funds, the maturity date reflected is the next reset date.

**	Discount Note. Rate disclosed represents the effective yield at December 31, 2005.

ADR –	American Depository Receipt.
AMBAC –	Insured by AMBAC Indemnity Corp.
CMO –	Collateralized Mortgage Obligation.
ETM –	Escrowed to Maturity.
FGIC –	Insured by the Financial Guaranty Insurance Corp.
FHA –	Insured by the Federal Housing Administration.
FSA –	Insured by Financial Security Assurance.
GTY AGMT –	Insured through Guaranty Agreement.
LCD –	Letter of Credit.
LLC –	Limited Liability Company.
LP –	Limited Partnership.
MBIA –	Insured by the Municipal Bond Insurance Association.
NA –	North America.
OID –	Original Issue Discount.
REIT –	Real Estate Investment Trust.
SCSDE –	South Carolina School District Enhancement.
XLCA –	Insured by XL Capital Assurance.

See accompanying notes to schedules of portfolio investments.

Notes to Schedules of Portfolio Investments

December 31, 2005

(Unaudited)

1.	Organization:

The BB&T Funds commenced operations on October 5, 1992 and are registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as a diversified, open-end investment company established as a Massachusetts business trust.

The BB&T Funds offer shares of the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund (formerly the Small Company Value Fund), the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively as the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in other Fund Portfolios as opposed to individual securities.

Under the Funds’ organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its Schedules of Portfolio Investments (the “Schedules”). The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of the Schedules require management to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Continued

Notes to Schedules of Portfolio Investments, Continued

December 31, 2005

(Unaudited)

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities of the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund net asset value is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board of Trustees. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

Foreign Currency Translation:

The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Forward Foreign Currency Exchange Contracts:

The International Equity Fund may enter into forward foreign currency exchange contracts in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. The Fund could be exposed to risks if the counter-parties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of

Continued

Notes to Schedules of Portfolio Investments, Continued

December 31, 2005

(Unaudited)

the underlying currency and any gains or losses are recorded for Schedule of Portfolio purposes as unrealized gains or losses until the contract settlement date.

Futures Contracts:

The Variable Net Asset Value Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities it intends to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. The Funds held no financial futures contracts as of December 31, 2005.

Securities Transactions:

Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes security transactions are accounted for on trade date.

When-Issued and Forward Commitments:

The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Equity Income Fund, the Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities.

Repurchase Agreements and Collateralized Loan Agreements:

The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Written Options:

The Large Company Value Fund, the Large Company Growth Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the Small Company Growth Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, and the Funds of Funds each may write covered

Continued

Notes to Schedules of Portfolio Investments, Continued

December 31, 2005

(Unaudited)

call options and the Large Company Growth Fund, the Small Company Growth Fund, and International Equity Fund may purchase put options that are traded on recognized U.S. exchanges and enter into closing transactions with respect to such options. The Funds may also purchase put and call options. The Special Opportunities Equity Fund had the following transactions in written covered call options during the period ended December 31, 2005.

	Special Opportunities Equity Fund
Covered Call Options	Shares Subject to Contract	Premiums
Balance at beginning of period	895	$51,170
Options written	433	30,091
Options closed	—	—
Options expired	—	—
Options exercised	(895)	(51,170)

Balance at end of period	433	$30,091

The following is a summary of options outstanding as of December 31, 2005

Security Special Opportunities Equity Fund	Shares Subject to Contract	Fair Value
Fair Isaac, $50.00, 1/21/06	433	$2,165

		$2,165

Security Loans:

To generate additional income, the Funds may lend up to 33 1/3% of their respective assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value. The cash collateral received by the Funds was pooled and at December 31, 2005 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 3.22% to 4.33% and maturity dates ranging from January 2006 through December 2015). The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker- dealers, banks or institutional borrowers of securities, deemed by BB&T to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of BB&T, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of December 31, 2005, the following Funds had loans outstanding:

	Value of Loaned Securities	Value of Collateral	Average Value on Loan for the Period Ended December 31, 2005
Large Company Value Fund	$197,840,281	$204,798,731	$173,202,854
Large Company Growth Fund	96,900,570	100,372,707	96,382,550
Mid Cap Value Fund	57,235,923	59,728,631	58,358,484
Mid Cap Growth Fund	58,903,556	61,159,293	59,227,649
Small Cap Fund	7,149,496	7,489,466	7,691,094
Small Company Growth Fund	15,412,019	16,108,710	19,912,006
Short U.S. Government Fund	71,570,626	72,937,563	73,183,702
Intermediate U.S. Government Fund	185,079,630	188,718,022	212,579,361
Total Return Bond Fund	160,612,268	163,912,072	158,615,463

Continued

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (The “1933 Act”) or pursuant to the resale limitation provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At December 31, 2005, BB&T North Carolina Intermediate Tax-Free Fund and BB&T Prime Money Market Fund held illiquid restricted securities representing 2.0% and 5.5% of net assets, respectively. The illiquid restricted securities held as of December 31, 2005 are identified below:

Security	Acquisition Date	Acquisition Cost	Principal Amount	Fair Value
BB&T North Carolina Intermediate Tax-Free Fund
North Carolina Capital Facilities Finance Agency, 5.25%, 5/1/15, Callable 5/1/06 @ 102	5/15/2003	$2,186,758	$2,182,982	$2,234,566

BB&T Prime Money Market Fund
General Electric Capital Assurance Corp., 4.44%, 1/9/06	5/9/2005	5,000,000	5,000,000	5,000,000
Goldman Sachs Group, Inc., 4.37%, 1/9/06	5/9/2005	5,000,000	5,000,000	5,000,000
Jackson National Life Insurance Co., 4.39%, 1/3/06	10/23/2000	2,000,000	2,000,000	2,000,000
Metropolitan Life Insurance Co., 4.39%, 2/1/06	7/1/2005	5,000,000	5,000,000	5,000,000
Monet Trust, Class A-2A, (SWP DresdenBank AG), 4.59%, 3/28/06	12/23/2003	30,000,000	30,000,000	30,000,000
New York Life Insurance Co., 4.51%, 3/2/06	8/26/2005	5,000,000	5,000,000	5,000,000
Travelers Insurance Co., 4.46%, 2/21/06	8/19/2005	5,000,000	5,000,000	5,000,000

5.	Federal Income Tax Information:

At December 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Company Value Fund	$692,705,881	$167,999,519	$(10,659,279)	$157,340,240
Large Company Growth Fund	404,642,681	55,436,657	(4,677,005)	50,759,652
Mid Cap Value Fund	242,675,171	13,822,196	(8,535,573)	5,286,623
Mid Cap Growth Fund	157,170,571	42,604,994	(139,819)	42,465,175
Small Cap Fund	49,736,101	15,505,687	(696,573)	14,809,114
Small Company Growth Fund	56,182,789	10,824,890	(481,611)	10,343,279
International Equity Fund	179,495,442	52,677,418	(4,587,867)	48,089,551
Special Opportunities Equity Fund	161,728,233	26,335,592	(2,801,487)	23,534,105
Equity Income Fund	91,453,411	8,528,072	(866,153)	7,661,919
Short U.S. Government Fund	228,312,309	172,918	(4,384,966)	(4,212,048)
Intermediate U.S. Government Fund	748,522,965	1,244,475	(7,156,670)	(5,912,195)
Total Return Bond Fund	694,916,920	772,313	(4,811,985)	(4,039,672)
Kentucky Intermediate Tax-Free Fund	17,218,779	178,385	(34,668)	143,717
Maryland Intermediate Tax-Free Fund	10,923,004	129,093	(12,260)	116,833
North Carolina Intermediate Tax-Free Fund	109,290,899	2,930,784	(40,099)	2,890,685
South Carolina Intermediate Tax-Free Fund	20,087,892	557,949	(47,480)	510,469
Virginia Intermediate Tax-Free Fund	75,378,888	2,653,817	(138)	2,653,679
West Virginia Intermediate Tax-Free Fund	66,263,264	1,597,074	(15,618)	1,581,456
Prime Money Market Fund	1,040,572,875	—	—	—
U.S. Treasury Money Market Fund	727,035,882	—	—	—
Capital Manager Conservative Growth Fund	81,164,203	6,108,554	(1,273,304)	4,835,250
Capital Manager Moderate Growth Fund	92,108,774	6,612,980	(1,932,361)	4,680,619
Capital Manager Growth Fund	73,403,478	3,922,657	(2,049,248)	1,873,409
Capital Manager Equity Fund	37,853,208	3,447,377	(404,259)	3,043,118

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date February 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish, President
Keith F. Karlawish, President

Date February 27, 2006

By (Signature and Title)*	/s/ Troy A. Sheets, Treasurer
Troy A. Sheets, Treasurer

Date February 27, 2006

*	Print the name and title of each signing officer under his or her signature.